UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

12725 W. Indian School Rd, Suite E-101, Avondale, AZ	85392
(Address of principal executive offices)	(Zip code)

Allison Fumai, Esq. Dechert LLP
1095 Avenue of the Americas, New York, NY, 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	8/31

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

(a)

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2026	SLVYX	Class A

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$216	2.13%

What affected the Fund’s performance this period?

The Fund’s top contributor during the fiscal year was Henry Schein. The company hired a new Chief Executive Officer and implemented a strategic cost optimization plan that led to multiple positive earnings revisions. Quanta Services was the Fund’s second-best performing stock during the period. Its earnings were driven by large projects related to grid and utility infrastructure, and the company had substantial earnings revisions during the fiscal year.

The Fund’s main detractors were Fair Isaac (FICO) and Sallie Mae. FICO was impacted by political scrutiny that called into question its pricing power. Sallie Mae was impacted by concerns that artificial intelligence could weigh on employment prospects for recent graduates, which investors expected to lead to higher net charge-offs and delinquencies.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class A (with load)	-2.94%	6.61%	9.23%
Saratoga Large Capitalization Value Fund, Class A	2.98%	7.88%	9.87%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Large Value Category	21.91%	10.86%	11.55%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

1

Fund Statistics
Total Net Assets	$14,607,094	Advisory Fees Paid by the Fund	$108,701
Number of Portfolio Holdings	23	Portfolio Turnover Rate	84%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	6.80
Amazon.com, Inc	6.30
Clean Harbors Inc	6.20
Quest Diagnostics, Inc	6.10
Capital One Financial Corp	6.00
Williams Companies, Inc (The)	5.80
Primo Brands Corp	5.70
AMETEK, Inc	5.30
Welltower, Inc	4.90
Somnigroup International, Inc	4.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SLVYX

2

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2026	SLVCX	Class C

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$277	2.74%

What affected the Fund’s performance this period?

The Fund’s top contributor during the fiscal year was Henry Schein. The company hired a new Chief Executive Officer and implemented a strategic cost optimization plan that led to multiple positive earnings revisions. Quanta Services was the Fund’s second-best performing stock during the period. Its earnings were driven by large projects related to grid and utility infrastructure, and the company had substantial earnings revisions during the fiscal year.

The Fund’s main detractors were Fair Isaac (FICO) and Sallie Mae. FICO was impacted by political scrutiny that called into question its pricing power. Sallie Mae was impacted by concerns that artificial intelligence could weigh on employment prospects for recent graduates, which investors expected to lead to higher net charge-offs and delinquencies.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class C (with load)	1.32%	7.24%	9.21%
Saratoga Large Capitalization Value Fund, Class C	2.37%	7.24%	9.21%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Large Value Category	21.91%	10.86%	11.55%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

3

Fund Statistics
Total Net Assets	$14,607,094	Advisory Fees Paid by the Fund	$108,701
Number of Portfolio Holdings	23	Portfolio Turnover Rate	84%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	6.80
Amazon.com, Inc	6.30
Clean Harbors Inc	6.20
Quest Diagnostics, Inc	6.10
Capital One Financial Corp	6.00
Williams Companies, Inc (The)	5.80
Primo Brands Corp	5.70
AMETEK, Inc	5.30
Welltower, Inc	4.90
Somnigroup International, Inc	4.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SLVCX

4

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2026	SLCVX	Class I

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$175	1.72%

What affected the Fund’s performance this period?

The Fund’s top contributor during the fiscal year was Henry Schein. The company hired a new Chief Executive Officer and implemented a strategic cost optimization plan that led to multiple positive earnings revisions. Quanta Services was the Fund’s second-best performing stock during the period. Its earnings were driven by large projects related to grid and utility infrastructure, and the company had substantial earnings revisions during the fiscal year.

The Fund’s main detractors were Fair Isaac (FICO) and Sallie Mae. FICO was impacted by political scrutiny that called into question its pricing power. Sallie Mae was impacted by concerns that artificial intelligence could weigh on employment prospects for recent graduates, which investors expected to lead to higher net charge-offs and delinquencies.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class I	3.40%	8.32%	10.32%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Large Value Category	21.91%	10.86%	11.55%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

5

Fund Statistics
Total Net Assets	$14,607,094	Advisory Fees Paid by the Fund	$108,701
Number of Portfolio Holdings	23	Portfolio Turnover Rate	84%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	6.80
Amazon.com, Inc	6.30
Clean Harbors Inc	6.20
Quest Diagnostics, Inc	6.10
Capital One Financial Corp	6.00
Williams Companies, Inc (The)	5.80
Primo Brands Corp	5.70
AMETEK, Inc	5.30
Welltower, Inc	4.90
Somnigroup International, Inc	4.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SLCVX

6

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2026	SLGYX	Class A

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$232	2.20%

What affected the Fund’s performance during this period?

The Fund’s positive returns were largely driven by stock selection in the Information Technology sector. Industrials and Communication Services holdings also made meaningful positive contributions. The Consumer Staples and Health Care sectors were the only sectors with negative stock selection of note.

From a stock selection perspective, Lumentum Holdings was the top contributor; the optical components supplier reported strong revenue growth driven by accelerating demand for data-center optical products used in AI infrastructure. Dell Technologies was the second largest contributor; the computer hardware manufacturer reported strong revenue growth supported by record AI server demand.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology stocks, which was a headwind to relative performance. Out of Fund holdings, Atlassian had the biggest negative impact; although its quarterly results exceeded expectations, shares fell sharply after management pointed to slower near-term cloud growth and an expected deceleration in Data Center revenue.

Allocation effect was a drag on relative performance, primarily due to overweight positions in the Consumer Staples and Financials sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class A (with load)	4.17%	11.50%	16.04%
Saratoga Large Capitalization Growth Fund, Class A	10.54%	12.83%	16.73%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Large Growth Category	14.28%	9.22%	15.87%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

7

Fund Statistics
Total Net Assets	$34,899,657	Advisory Fees Paid by the Fund	$241,497
Number of Portfolio Holdings	57	Portfolio Turnover Rate	76%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	13.50
Microsoft Corp	4.60
Alphabet Inc, Class A	4.40
Alphabet Inc, Class C	4.30
Apple Inc	4.20
Broadcom, Inc	4.00
Roku, Inc	2.90
Amazon.com, Inc	2.80
Arista Networks, Inc	2.80
Airbnb, Inc Class A	2.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SLGYX

8

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2026	SLGCX	Class C

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$292	2.79%

What affected the Fund’s performance during this period?

The Fund’s positive returns were largely driven by stock selection in the Information Technology sector. Industrials and Communication Services holdings also made meaningful positive contributions. The Consumer Staples and Health Care sectors were the only sectors with negative stock selection of note.

From a stock selection perspective, Lumentum Holdings was the top contributor; the optical components supplier reported strong revenue growth driven by accelerating demand for data-center optical products used in AI infrastructure. Dell Technologies was the second largest contributor; the computer hardware manufacturer reported strong revenue growth supported by record AI server demand.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology stocks, which was a headwind to relative performance. Out of Fund holdings, Atlassian had the biggest negative impact; although its quarterly results exceeded expectations, shares fell sharply after management pointed to slower near-term cloud growth and an expected deceleration in Data Center revenue.

Allocation effect was a drag on relative performance, primarily due to overweight positions in the Consumer Staples and Financials sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class C (with load)	8.58%	12.11%	16.01%
Saratoga Large Capitalization Growth Fund, Class C	9.58%	12.11%	16.01%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Large Growth Category	14.28%	9.22%	15.87%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

9

Fund Statistics
Total Net Assets	$34,899,657	Advisory Fees Paid by the Fund	$241,497
Number of Portfolio Holdings	57	Portfolio Turnover Rate	76%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	13.50
Microsoft Corp	4.60
Alphabet Inc, Class A	4.40
Alphabet Inc, Class C	4.30
Apple Inc	4.20
Broadcom, Inc	4.00
Roku, Inc	2.90
Amazon.com, Inc	2.80
Arista Networks, Inc	2.80
Airbnb, Inc Class A	2.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SLGCX

10

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2026	SLCGX	Class I

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$190	1.80%

What affected the Fund’s performance during this period?

The Fund’s positive returns were largely driven by stock selection in the Information Technology sector. Industrials and Communication Services holdings also made meaningful positive contributions. The Consumer Staples and Health Care sectors were the only sectors with negative stock selection of note.

From a stock selection perspective, Lumentum Holdings was the top contributor; the optical components supplier reported strong revenue growth driven by accelerating demand for data-center optical products used in AI infrastructure. Dell Technologies was the second largest contributor; the computer hardware manufacturer reported strong revenue growth supported by record AI server demand.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology stocks, which was a headwind to relative performance. Out of Fund holdings, Atlassian had the biggest negative impact; although its quarterly results exceeded expectations, shares fell sharply after management pointed to slower near-term cloud growth and an expected deceleration in Data Center revenue.

Allocation effect was a drag on relative performance, primarily due to overweight positions in the Consumer Staples and Financials sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class I	10.97%	13.28%	17.20%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Large Growth Category	14.28%	9.22%	15.87%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

11

Fund Statistics
Total Net Assets	$34,899,657	Advisory Fees Paid by the Fund	$241,497
Number of Portfolio Holdings	57	Portfolio Turnover Rate	76%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	13.50
Microsoft Corp	4.60
Alphabet Inc, Class A	4.40
Alphabet Inc, Class C	4.30
Apple Inc	4.20
Broadcom, Inc	4.00
Roku, Inc	2.90
Amazon.com, Inc	2.80
Arista Networks, Inc	2.80
Airbnb, Inc Class A	2.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SLCGX

12

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2026	SPMAX	Class A

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$305	2.84%

What affected the Fund’s performance this period?
During the period, stock selection in Information Technology was the largest contributor to performance, with Marvell Technology as the top name. Underweight positions in Communication Services and Real Estate, both underperforming sectors, also contributed, as did stock selection within Consumer Staples, led by Dollar General.

The greatest detractor was stock selection in Industrials, with Trex Company as the weakest name. Security selection within Financials also detracted, led by Robinhood Markets. Selection and an overweight position in Consumer Discretionary, an underperforming sector, weighed on performance, with AutoZone as the largest drag, as did selection and an overweight position in Utilities, where CMS Energy was the largest detractor. Selection within Health Care (IQVIA Holdings), Materials (Vulcan Materials) and Energy (Baker Hughes) also detracted.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class A (with load)	8.23%	7.28%	8.58%
Saratoga Mid Capitalization Fund, Class A	14.83%	8.56%	9.22%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Mid Capitalization Blend Category	17.07%	7.89%	10.88%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

13

Fund Statistics
Total Net Assets	$10,497,953	Advisory Fees Paid by the Fund	$81,607
Number of Portfolio Holdings	66	Portfolio Turnover Rate	126%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.54
Alliant Energy Corp	3.31
Baker Hughes Company	3.30
CMS Energy Corp	3.24
SLB Ltd	3.04
WEC Energy Group, Inc	3.00
Evergy, Inc	2.99
AutoZone, Inc	2.91
Dollar General Corp	2.60
Vulcan Materials Company	2.54

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SPMAX

14

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2026	SPMCX	Class C

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$365	3.41%

What affected the Fund’s performance this period?
During the period, stock selection in Information Technology was the largest contributor to performance, with Marvell Technology as the top name. Underweight positions in Communication Services and Real Estate, both underperforming sectors, also contributed, as did stock selection within Consumer Staples, led by Dollar General.

The greatest detractor was stock selection in Industrials, with Trex Company as the weakest name. Security selection within Financials also detracted, led by Robinhood Markets. Selection and an overweight position in Consumer Discretionary, an underperforming sector, weighed on performance, with AutoZone as the largest drag, as did selection and an overweight position in Utilities, where CMS Energy was the largest detractor. Selection within Health Care (IQVIA Holdings), Materials (Vulcan Materials) and Energy (Baker Hughes) also detracted.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class C (with load)	13.05%	7.92%	8.58%
Saratoga Mid Capitalization Fund, Class C	14.05%	7.92%	8.58%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Mid Capitalization Blend Category	17.07%	7.89%	10.88%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

15

Fund Statistics
Total Net Assets	$10,497,953	Advisory Fees Paid by the Fund	$81,607
Number of Portfolio Holdings	66	Portfolio Turnover Rate	126%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.54
Alliant Energy Corp	3.31
Baker Hughes Company	3.30
CMS Energy Corp	3.24
SLB Ltd	3.04
WEC Energy Group, Inc	3.00
Evergy, Inc	2.99
AutoZone, Inc	2.91
Dollar General Corp	2.60
Vulcan Materials Company	2.54

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SPMCX

16

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2026	SMIPX	Class I

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$264	2.45%

What affected the Fund’s performance this period?
During the period, stock selection in Information Technology was the largest contributor to performance, with Marvell Technology as the top name. Underweight positions in Communication Services and Real Estate, both underperforming sectors, also contributed, as did stock selection within Consumer Staples, led by Dollar General.

The greatest detractor was stock selection in Industrials, with Trex Company as the weakest name. Security selection within Financials also detracted, led by Robinhood Markets. Selection and an overweight position in Consumer Discretionary, an underperforming sector, weighed on performance, with AutoZone as the largest drag, as did selection and an overweight position in Utilities, where CMS Energy was the largest detractor. Selection within Health Care (IQVIA Holdings), Materials (Vulcan Materials) and Energy (Baker Hughes) also detracted.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class I	15.25%	8.99%	9.66%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Mid Capitalization Blend Category	17.07%	7.89%	10.88%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

17

Fund Statistics
Total Net Assets	$10,497,953	Advisory Fees Paid by the Fund	$81,607
Number of Portfolio Holdings	66	Portfolio Turnover Rate	126%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.54
Alliant Energy Corp	3.31
Baker Hughes Company	3.30
CMS Energy Corp	3.24
SLB Ltd	3.04
WEC Energy Group, Inc	3.00
Evergy, Inc	2.99
AutoZone, Inc	2.91
Dollar General Corp	2.60
Vulcan Materials Company	2.54

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SMIPX

18

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2026	SSCYX	Class A

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$254	2.34%

What affected the Fund’s performance during this period?

At the sector level, Industrials and Financials remained the Fund’s largest sectors and were overweight relative to the Russell 2000 Index. Stock selection in Industrials was consistently strong, and sector allocation benefited at different points from underweights to Consumer Discretionary and Energy. Health Care led the Fund in late 2025 as several biotech holdings rebounded, while Energy declined amid easing oil prices. Information Technology led during the spring and early summer of 2026, as AI-related demand broadened across more businesses. Detractors included the Fund’s Communication Services holdings, which retreated in the first quarter of 2026 after a long multi-year advance, and its Energy holdings in the second quarter of 2026, as falling oil prices weighed on more leveraged small-cap oil and oil-services companies.

Stock selection was an important source of gains. In late 2025, Rigel Pharmaceuticals rose after raising its revenue outlook and reporting positive clinical-trial results, Hecla Mining benefited from stronger gold and silver prices, and GeneDx advanced as earnings repeatedly exceeded estimates. In early 2026, Advanced Energy Industries benefited from demand in semiconductor and data-center markets, Comfort Systems gained from technology-related mechanical and electrical projects, and Kulicke & Soffa advanced on semiconductor assembly demand. Gains strengthened in the summer of 2026, particularly among holdings connected to AI infrastructure. Credo Technology rose on accelerating demand for AI networking products and stronger-than-expected earnings and guidance. Bloom Energy benefited from demand for reliable power for AI data centers, while Sterling Infrastructure advanced on a robust project backlog and continued spending on data centers and other infrastructure. Kulicke & Soffa and Sanmina also posted strong gains, supported by semiconductor demand and AI-infrastructure-related orders and earnings.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class A (with load)	10.48%	5.50%	9.50%
Saratoga Small Capitalization Fund, Class A	17.19%	6.75%	10.14%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Small Capitalization Blend Category	20.98%	7.29%	10.34%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

19

Fund Statistics
Total Net Assets	$7,064,279	Advisory Fees Paid by the Fund	$44,001
Number of Portfolio Holdings	103	Portfolio Turnover Rate	125%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.05
Vestis Corp	1.90
Allient, Inc	1.90
Commvault Systems, Inc	1.87
Kulicke & Soffa Industries, Inc	1.86
International Seaways, Inc	1.85
Comfort Systems USA, Inc	1.82
Independent Bank Corp	1.74
Watts Water Technologies, Inc Class A	1.63
Remitly Global, Inc	1.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SSCYX

20

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2026	SSCCX	Class C

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$306	2.83%

What affected the Fund’s performance during this period?

At the sector level, Industrials and Financials remained the Fund’s largest sectors and were overweight relative to the Russell 2000 Index. Stock selection in Industrials was consistently strong, and sector allocation benefited at different points from underweights to Consumer Discretionary and Energy. Health Care led the Fund in late 2025 as several biotech holdings rebounded, while Energy declined amid easing oil prices. Information Technology led during the spring and early summer of 2026, as AI-related demand broadened across more businesses. Detractors included the Fund’s Communication Services holdings, which retreated in the first quarter of 2026 after a long multi-year advance, and its Energy holdings in the second quarter of 2026, as falling oil prices weighed on more leveraged small-cap oil and oil-services companies.

Stock selection was an important source of gains. In late 2025, Rigel Pharmaceuticals rose after raising its revenue outlook and reporting positive clinical-trial results, Hecla Mining benefited from stronger gold and silver prices, and GeneDx advanced as earnings repeatedly exceeded estimates. In early 2026, Advanced Energy Industries benefited from demand in semiconductor and data-center markets, Comfort Systems gained from technology-related mechanical and electrical projects, and Kulicke & Soffa advanced on semiconductor assembly demand. Gains strengthened in the summer of 2026, particularly among holdings connected to AI infrastructure. Credo Technology rose on accelerating demand for AI networking products and stronger-than-expected earnings and guidance. Bloom Energy benefited from demand for reliable power for AI data centers, while Sterling Infrastructure advanced on a robust project backlog and continued spending on data centers and other infrastructure. Kulicke & Soffa and Sanmina also posted strong gains, supported by semiconductor demand and AI-infrastructure-related orders and earnings.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class C (with load)	15.25%	6.05%	9.45%
Saratoga Small Capitalization Fund, Class C	16.25%	6.05%	9.45%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Small Capitalization Blend Category	20.98%	7.29%	10.34%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

21

Fund Statistics
Total Net Assets	$7,064,279	Advisory Fees Paid by the Fund	$44,001
Number of Portfolio Holdings	103	Portfolio Turnover Rate	125%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.05
Vestis Corp	1.90
Allient, Inc	1.90
Commvault Systems, Inc	1.87
Kulicke & Soffa Industries, Inc	1.86
International Seaways, Inc	1.85
Comfort Systems USA, Inc	1.82
Independent Bank Corp	1.74
Watts Water Technologies, Inc Class A	1.63
Remitly Global, Inc	1.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SSCCX

22

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2026	SSCPX	Class I

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$210	1.93%

What affected the Fund’s performance during this period?

At the sector level, Industrials and Financials remained the Fund’s largest sectors and were overweight relative to the Russell 2000 Index. Stock selection in Industrials was consistently strong, and sector allocation benefited at different points from underweights to Consumer Discretionary and Energy. Health Care led the Fund in late 2025 as several biotech holdings rebounded, while Energy declined amid easing oil prices. Information Technology led during the spring and early summer of 2026, as AI-related demand broadened across more businesses. Detractors included the Fund’s Communication Services holdings, which retreated in the first quarter of 2026 after a long multi-year advance, and its Energy holdings in the second quarter of 2026, as falling oil prices weighed on more leveraged small-cap oil and oil-services companies.

Stock selection was an important source of gains. In late 2025, Rigel Pharmaceuticals rose after raising its revenue outlook and reporting positive clinical-trial results, Hecla Mining benefited from stronger gold and silver prices, and GeneDx advanced as earnings repeatedly exceeded estimates. In early 2026, Advanced Energy Industries benefited from demand in semiconductor and data-center markets, Comfort Systems gained from technology-related mechanical and electrical projects, and Kulicke & Soffa advanced on semiconductor assembly demand. Gains strengthened in the summer of 2026, particularly among holdings connected to AI infrastructure. Credo Technology rose on accelerating demand for AI networking products and stronger-than-expected earnings and guidance. Bloom Energy benefited from demand for reliable power for AI data centers, while Sterling Infrastructure advanced on a robust project backlog and continued spending on data centers and other infrastructure. Kulicke & Soffa and Sanmina also posted strong gains, supported by semiconductor demand and AI-infrastructure-related orders and earnings.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class I	17.78%	7.16%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Small Capitalization Blend Category	20.98%	7.29%	10.34%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

23

Fund Statistics
Total Net Assets	$7,064,279	Advisory Fees Paid by the Fund	$44,001
Number of Portfolio Holdings	103	Portfolio Turnover Rate	125%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.05
Vestis Corp	1.90
Allient, Inc	1.90
Commvault Systems, Inc	1.87
Kulicke & Soffa Industries, Inc	1.86
International Seaways, Inc	1.85
Comfort Systems USA, Inc	1.82
Independent Bank Corp	1.74
Watts Water Technologies, Inc Class A	1.63
Remitly Global, Inc	1.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SSCPX

24

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2026	SIEYX	Class A

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$373	3.29%

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest positive contributor to relative performance, led by holdings in Spain and Italy. Emerging Asia was the only region with negative stock selection, despite holding the Fund’s top three individual contributors, led by South Korean memory-chip maker SK hynix. China posted the worst relative return, with technology hardware maker Xiaomi and jewelry manufacturer Chow Tai Fook the largest detractors. Allocation effect was negative, largely due to the drag from a small cash position in a strong market, partly offset by an underweight to India and an overweight to South Korea.

From a sector view, Financials had the strongest outperformance, led by Spanish banks CaixaBank and Banco Santander. Health Care was the next largest contributor, with Hansoh Pharmaceutical and Ipsen generating strong relative returns. Information Technology was the largest detracting sector because of Xiaomi, although it also held the Fund’s top contributors: SK hynix, Asia Vital Components and Taiwan Semiconductor. Not holding Samsung Electronics and ASML was a meaningful drag on performance.

Industrials was the second largest detracting sector, due mainly to Compagnie de Saint-Gobain and Hoshizaki. Sector allocation was slightly negative, as the benefit of an underweight to Communication Services was offset by the drag from cash.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class A (with load)	19.54%	7.26%	6.57%
Saratoga International Equity Fund, Class A	26.82%	8.54%	7.20%
MSCI ACWI Ex-USA Index	27.35%	9.37%	9.64%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

25

Fund Statistics
Total Net Assets	$3,741,322	Advisory Fees Paid by the Fund	$26,636
Number of Portfolio Holdings	44	Portfolio Turnover Rate	63%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Taiwan Semiconductor Manufacturing	4.55
Dreyfus Treasury Obligations Cash Management	4.32
DBS Group Holdings Ltd	2.99
SK Hynix, Inc	2.91
Intesa Sanpaolo SpA	2.89
Asia Vital Components Company Ltd	2.89
KB Financial Group, Inc	2.89
Mizuho Financial Group, Inc	2.85
Rolls-Royce Holdings plc	2.75
Banco Santander SA	2.73

Regional Exposure (%)
Americas	4.8
Greater Europe	43.2
Greater Asia	52.1

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SIEYX

26

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2026	SIECX	Class C

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$431	3.81%

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest positive contributor to relative performance, led by holdings in Spain and Italy. Emerging Asia was the only region with negative stock selection, despite holding the Fund’s top three individual contributors, led by South Korean memory-chip maker SK hynix. China posted the worst relative return, with technology hardware maker Xiaomi and jewelry manufacturer Chow Tai Fook the largest detractors. Allocation effect was negative, largely due to the drag from a small cash position in a strong market, partly offset by an underweight to India and an overweight to South Korea.

From a sector view, Financials had the strongest outperformance, led by Spanish banks CaixaBank and Banco Santander. Health Care was the next largest contributor, with Hansoh Pharmaceutical and Ipsen generating strong relative returns. Information Technology was the largest detracting sector because of Xiaomi, although it also held the Fund’s top contributors: SK hynix, Asia Vital Components and Taiwan Semiconductor. Not holding Samsung Electronics and ASML was a meaningful drag on performance.

Industrials was the second largest detracting sector, due mainly to Compagnie de Saint-Gobain and Hoshizaki. Sector allocation was slightly negative, as the benefit of an underweight to Communication Services was offset by the drag from cash.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class C (with load)	25.18%	7.89%	6.57%
Saratoga International Equity Fund, Class C	26.18%	7.89%	6.57%
MSCI ACWI Ex-USA Index	27.35%	9.37%	9.64%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

27

Fund Statistics
Total Net Assets	$3,741,322	Advisory Fees Paid by the Fund	$26,636
Number of Portfolio Holdings	44	Portfolio Turnover Rate	63%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Taiwan Semiconductor Manufacturing	4.55
Dreyfus Treasury Obligations Cash Management	4.32
DBS Group Holdings Ltd	2.99
SK Hynix, Inc	2.91
Intesa Sanpaolo SpA	2.89
Asia Vital Components Company Ltd	2.89
KB Financial Group, Inc	2.89
Mizuho Financial Group, Inc	2.85
Rolls-Royce Holdings plc	2.75
Banco Santander SA	2.73

Regional Exposure (%)
Americas	4.8
Greater Europe	43.2
Greater Asia	52.1

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SIECX

28

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2026	SIEPX	Class I

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$328	2.89%

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest positive contributor to relative performance, led by holdings in Spain and Italy. Emerging Asia was the only region with negative stock selection, despite holding the Fund’s top three individual contributors, led by South Korean memory-chip maker SK hynix. China posted the worst relative return, with technology hardware maker Xiaomi and jewelry manufacturer Chow Tai Fook the largest detractors. Allocation effect was negative, largely due to the drag from a small cash position in a strong market, partly offset by an underweight to India and an overweight to South Korea.

From a sector view, Financials had the strongest outperformance, led by Spanish banks CaixaBank and Banco Santander. Health Care was the next largest contributor, with Hansoh Pharmaceutical and Ipsen generating strong relative returns. Information Technology was the largest detracting sector because of Xiaomi, although it also held the Fund’s top contributors: SK hynix, Asia Vital Components and Taiwan Semiconductor. Not holding Samsung Electronics and ASML was a meaningful drag on performance.

Industrials was the second largest detracting sector, due mainly to Compagnie de Saint-Gobain and Hoshizaki. Sector allocation was slightly negative, as the benefit of an underweight to Communication Services was offset by the drag from cash.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class I	27.33%	8.97%	7.63%
MSCI ACWI Ex-USA Index	27.35%	9.37%	9.64%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

29

Fund Statistics
Total Net Assets	$3,741,322	Advisory Fees Paid by the Fund	$26,636
Number of Portfolio Holdings	44	Portfolio Turnover Rate	63%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Taiwan Semiconductor Manufacturing	4.55
Dreyfus Treasury Obligations Cash Management	4.32
DBS Group Holdings Ltd	2.99
SK Hynix, Inc	2.91
Intesa Sanpaolo SpA	2.89
Asia Vital Components Company Ltd	2.89
KB Financial Group, Inc	2.89
Mizuho Financial Group, Inc	2.85
Rolls-Royce Holdings plc	2.75
Banco Santander SA	2.73

Regional Exposure (%)
Americas	4.8
Greater Europe	43.2
Greater Asia	52.1

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SIEPX

30

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2026	SHPAX	Class A

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$335	2.93%

What affected the Fund’s performance during this period?

The Fund’s holdings benefited from improving fundamentals, attractive valuations and greater clarity around pharmaceutical pricing and tariff policy during the fiscal year, as investor confidence recovered following an extended period of policy, reimbursement and utilization-related uncertainty. However, results varied significantly across the Fund’s sub-industries.

The Fund’s pharmaceutical and biotechnology holdings were among its strongest, supported by positive clinical developments, improving capital markets, increased merger and acquisition activity and continued innovation in areas such as oncology, obesity and immunology. The Fund’s medical device and equipment holdings lagged, as tariff-related cost pressures and limited pricing flexibility weighed on margins.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class A (with load)	21.06%	4.70%	5.85%
Saratoga Health & Biotechnology Fund, Class A	28.41%	5.95%	6.47%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Health Category	37.45%	3.73%	9.90%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

31

Fund Statistics
Total Net Assets	$11,551,996	Advisory Fees Paid by the Fund	$136,172
Number of Portfolio Holdings	29	Portfolio Turnover Rate	13%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Jazz Pharmaceuticals plc	5.95
Amgen Inc	5.83
McKesson Corp	5.30
Cardinal Health, Inc	5.14
United Therapeutics Corp	5.13
Cencora Inc	4.71
Regeneron Pharmaceuticals, Inc	4.63
Exelixis Inc	4.47
Johnson & Johnson	4.19
Novartis A. G.	4.13

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SHPAX

32

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2026	SHPCX	Class C

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$405	3.56%

What affected the Fund’s performance during this period?

The Fund’s holdings benefited from improving fundamentals, attractive valuations and greater clarity around pharmaceutical pricing and tariff policy during the fiscal year, as investor confidence recovered following an extended period of policy, reimbursement and utilization-related uncertainty. However, results varied significantly across the Fund’s sub-industries.

The Fund’s pharmaceutical and biotechnology holdings were among its strongest, supported by positive clinical developments, improving capital markets, increased merger and acquisition activity and continued innovation in areas such as oncology, obesity and immunology. The Fund’s medical device and equipment holdings lagged, as tariff-related cost pressures and limited pricing flexibility weighed on margins.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class C (with load)	26.55%	5.30%	5.84%
Saratoga Health & Biotechnology Fund, Class C	27.55%	5.30%	5.84%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Health Category	37.45%	3.73%	9.90%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

33

Fund Statistics
Total Net Assets	$11,551,996	Advisory Fees Paid by the Fund	$136,172
Number of Portfolio Holdings	29	Portfolio Turnover Rate	13%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Jazz Pharmaceuticals plc	5.95
Amgen Inc	5.83
McKesson Corp	5.30
Cardinal Health, Inc	5.14
United Therapeutics Corp	5.13
Cencora Inc	4.71
Regeneron Pharmaceuticals, Inc	4.63
Exelixis Inc	4.47
Johnson & Johnson	4.19
Novartis A. G.	4.13

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SHPCX

34

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2026	SBHIX	Class I

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$290	2.53%

What affected the Fund’s performance during this period?

The Fund’s holdings benefited from improving fundamentals, attractive valuations and greater clarity around pharmaceutical pricing and tariff policy during the fiscal year, as investor confidence recovered following an extended period of policy, reimbursement and utilization-related uncertainty. However, results varied significantly across the Fund’s sub-industries.

The Fund’s pharmaceutical and biotechnology holdings were among its strongest, supported by positive clinical developments, improving capital markets, increased merger and acquisition activity and continued innovation in areas such as oncology, obesity and immunology. The Fund’s medical device and equipment holdings lagged, as tariff-related cost pressures and limited pricing flexibility weighed on margins.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class I	28.92%	6.37%	6.90%
S&P 500® Index	20.38%	12.79%	15.37%
Morningstar US Fund Health Category	37.45%	3.73%	9.90%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

35

Fund Statistics
Total Net Assets	$11,551,996	Advisory Fees Paid by the Fund	$136,172
Number of Portfolio Holdings	29	Portfolio Turnover Rate	13%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Jazz Pharmaceuticals plc	5.95
Amgen Inc	5.83
McKesson Corp	5.30
Cardinal Health, Inc	5.14
United Therapeutics Corp	5.13
Cencora Inc	4.71
Regeneron Pharmaceuticals, Inc	4.63
Exelixis Inc	4.47
Johnson & Johnson	4.19
Novartis A. G.	4.13

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SBHIX

36

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2026	STPAX	Class A

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$306	2.84%

What affected the Fund’s performance during this period?

The Fund benefited from continued investment in artificial intelligence (AI) during the fiscal year, as the largest technology companies continued to spend heavily on data centers and computing infrastructure. The Fund’s semiconductor holdings remained a major beneficiary, and strength broadened to its holdings in semiconductor equipment, networking equipment and other areas tied to the AI buildout, which were among the Fund’s best performers.

The Fund’s Software and IT Services holdings were notable exceptions and were among its weaker areas for much of the period, as investors became increasingly concerned that advances in AI could disrupt the traditional business models of companies in those industries. Overall, the Fund’s holdings that supply or enable AI infrastructure generally performed well, while those viewed as potentially vulnerable to AI disruption faced a much more challenging environment.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class A (with load)	8.57%	6.79%	14.04%
Saratoga Technology & Communications Fund, Class A	15.17%	8.06%	14.72%
S&P 500® Index	20.38%	12.79%	15.37%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

37

Fund Statistics
Total Net Assets	$40,874,084	Advisory Fees Paid by the Fund	$510,427
Number of Portfolio Holdings	28	Portfolio Turnover Rate	16%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Technology
Industrials
Communication Services
Financial Services
Consumer Cyclical
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	7.59
Alphabet Inc, Class C	7.29
Microsoft Corp	7.13
Cisco Systems Inc	6.75
Amazon.com, Inc	6.52
KLA Corp	5.79
Apple Inc	5.25
Broadcom, Inc	4.58
Visa, Inc Class A	4.53
Mastercard, Inc Class A	4.26

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-STPAX

38

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2026	STPCX	Class C

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$370	3.45%

What affected the Fund’s performance during this period?

The Fund benefited from continued investment in artificial intelligence (AI) during the fiscal year, as the largest technology companies continued to spend heavily on data centers and computing infrastructure. The Fund’s semiconductor holdings remained a major beneficiary, and strength broadened to its holdings in semiconductor equipment, networking equipment and other areas tied to the AI buildout, which were among the Fund’s best performers.

The Fund’s Software and IT Services holdings were notable exceptions and were among its weaker areas for much of the period, as investors became increasingly concerned that advances in AI could disrupt the traditional business models of companies in those industries. Overall, the Fund’s holdings that supply or enable AI infrastructure generally performed well, while those viewed as potentially vulnerable to AI disruption faced a much more challenging environment.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class C (with load)	13.50%	7.44%	14.05%
Saratoga Technology & Communications Fund, Class C	14.50%	7.44%	14.05%
S&P 500® Index	20.38%	12.79%	15.37%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

39

Fund Statistics
Total Net Assets	$40,874,084	Advisory Fees Paid by the Fund	$510,427
Number of Portfolio Holdings	28	Portfolio Turnover Rate	16%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Technology
Industrials
Communication Services
Financial Services
Consumer Cyclical
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	7.59
Alphabet Inc, Class C	7.29
Microsoft Corp	7.13
Cisco Systems Inc	6.75
Amazon.com, Inc	6.52
KLA Corp	5.79
Apple Inc	5.25
Broadcom, Inc	4.58
Visa, Inc Class A	4.53
Mastercard, Inc Class A	4.26

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-STPCX

40

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2026	STPIX	Class I

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$263	2.44%

What affected the Fund’s performance during this period?

The Fund benefited from continued investment in artificial intelligence (AI) during the fiscal year, as the largest technology companies continued to spend heavily on data centers and computing infrastructure. The Fund’s semiconductor holdings remained a major beneficiary, and strength broadened to its holdings in semiconductor equipment, networking equipment and other areas tied to the AI buildout, which were among the Fund’s best performers.

The Fund’s Software and IT Services holdings were notable exceptions and were among its weaker areas for much of the period, as investors became increasingly concerned that advances in AI could disrupt the traditional business models of companies in those industries. Overall, the Fund’s holdings that supply or enable AI infrastructure generally performed well, while those viewed as potentially vulnerable to AI disruption faced a much more challenging environment.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class I	15.59%	8.50%	15.18%
S&P 500® Index	20.38%	12.79%	15.37%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

41

Fund Statistics
Total Net Assets	$40,874,084	Advisory Fees Paid by the Fund	$510,427
Number of Portfolio Holdings	28	Portfolio Turnover Rate	16%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Technology
Industrials
Communication Services
Financial Services
Consumer Cyclical
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	7.59
Alphabet Inc, Class C	7.29
Microsoft Corp	7.13
Cisco Systems Inc	6.75
Amazon.com, Inc	6.52
KLA Corp	5.79
Apple Inc	5.25
Broadcom, Inc	4.58
Visa, Inc Class A	4.53
Mastercard, Inc Class A	4.26

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-STPIX

42

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2026	SQBAX	Class A

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$231	2.32%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its concentration in the Intermediate-Term debt sector, which trailed the Short-Term debt sector, but outperformed the Long-Term debt sector. The Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed both the Intermediate- and Long-Term debt sectors.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond Index Fund hurt performance, as it trailed its active counterparts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class A (with load)	-6.60%	-0.64%	0.00%
Saratoga Investment Quality Bond Fund, Class A	-0.88%	0.55%	0.59%
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

43

Fund Statistics
Total Net Assets	$7,346,732	Advisory Fees Paid by the Fund	$44,242
Number of Portfolio Holdings	3	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	93.00
Vanguard Short-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SQBAX

44

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2026	SQBCX	Class C

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$243	2.45%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its concentration in the Intermediate-Term debt sector, which trailed the Short-Term debt sector, but outperformed the Long-Term debt sector. The Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed both the Intermediate- and Long-Term debt sectors.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond Index Fund hurt performance, as it trailed its active counterparts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class C (with load)	-2.85%	-0.15%	0.04%
Saratoga Investment Quality Bond Fund, Class C	-1.85%	-0.15%	0.04%
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

45

Fund Statistics
Total Net Assets	$7,346,732	Advisory Fees Paid by the Fund	$44,242
Number of Portfolio Holdings	3	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	93.00
Vanguard Short-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SQBCX

46

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2026	SIBPX	Class I

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$191	1.92%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its concentration in the Intermediate-Term debt sector, which trailed the Short-Term debt sector, but outperformed the Long-Term debt sector. The Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed both the Intermediate- and Long-Term debt sectors.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond Index Fund hurt performance, as it trailed its active counterparts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class I	-0.62%	0.92%	0.97%
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

47

Fund Statistics
Total Net Assets	$7,346,732	Advisory Fees Paid by the Fund	$44,242
Number of Portfolio Holdings	3	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	93.00
Vanguard Short-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SIBPX

48

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2026	SGAXX	Class A

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$189	1.87%

Fund Statistics
Total Net Assets	$4,054,006	Advisory Fees Paid by the Fund	$20,190
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SGAXX

49

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2026	SZCXX	Class C

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$247	2.46%

Fund Statistics
Total Net Assets	$4,054,006	Advisory Fees Paid by the Fund	$20,190
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SZCXX

50

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2026	SGMXX	Class I

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$148	1.46%

Fund Statistics
Total Net Assets	$4,054,006	Advisory Fees Paid by the Fund	$20,190
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SGMXX

51

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SABAX	Class A

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$130	1.24%

What affected the Fund’s performance during this period?

During the period, an underweight to equities versus the benchmark was a drag on performance, as stocks outperformed bonds, cash equivalents, and alternatives, and the Fund was underweight in international stocks, which outperformed U.S. stocks during the period. The Fund’s smaller allocation to bonds in favor of cash equivalents and alternatives helped the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class A (with load)	2.94%	5.49%	6.75%
Saratoga Aggressive Balanced Allocation Fund, Class A	9.23%	6.74%	7.48%
Morningstar Mod. Aggressive Target Risk Index	17.10%	7.75%	8.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

52

Fund Statistics
Total Net Assets	$1,860,109	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	18%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.50%
Alternative Funds
4.00%
Fixed Income
Funds
16.80%
Equity Funds
71.70%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.10
Vanguard Intermediate-Term Bond Index Fund Admiral Class	14.90
Saratoga Large Cap Value Fund, Class I	13.60
Saratoga Mid Capitalization Fund, Class I	12.90
Saratoga Small Capitalization Fund, Class I	10.30
Vanguard Total International Stock Index Fund, Admiral Class	8.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.50
Saratoga Technology & Comm Fund, Class I	6.90
Eaton Vance Global Macro Absolute Return Fund, Class I	4.00
Saratoga Health & Biotech Fund, Class I	3.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SABAX

53

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SABCX	Class C

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$207	1.99%

What affected the Fund’s performance during this period?

During the period, an underweight to equities versus the benchmark was a drag on performance, as stocks outperformed bonds, cash equivalents, and alternatives, and the Fund was underweight in international stocks, which outperformed U.S. stocks during the period. The Fund’s smaller allocation to bonds in favor of cash equivalents and alternatives helped the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class C (with load)	7.38%	5.88%	6.78%
Saratoga Aggressive Balanced Allocation Fund, Class C	8.38%	5.88%	6.78%
Morningstar Mod. Aggressive Target Risk Index	17.10%	7.75%	8.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

54

Fund Statistics
Total Net Assets	$1,860,109	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	18%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.50%
Alternative Funds
4.00%
Fixed Income
Funds
16.80%
Equity Funds
71.70%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.10
Vanguard Intermediate-Term Bond Index Fund Admiral Class	14.90
Saratoga Large Cap Value Fund, Class I	13.60
Saratoga Mid Capitalization Fund, Class I	12.90
Saratoga Small Capitalization Fund, Class I	10.30
Vanguard Total International Stock Index Fund, Admiral Class	8.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.50
Saratoga Technology & Comm Fund, Class I	6.90
Eaton Vance Global Macro Absolute Return Fund, Class I	4.00
Saratoga Health & Biotech Fund, Class I	3.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SABCX

55

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SABIX	Class I

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$104	0.99%

What affected the Fund’s performance during this period?

During the period, an underweight to equities versus the benchmark was a drag on performance, as stocks outperformed bonds, cash equivalents, and alternatives, and the Fund was underweight in international stocks, which outperformed U.S. stocks during the period. The Fund’s smaller allocation to bonds in favor of cash equivalents and alternatives helped the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class I	9.51%	6.95%	7.67%
Morningstar Mod. Aggressive Target Risk Index	17.10%	7.75%	8.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

56

Fund Statistics
Total Net Assets	$1,860,109	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	18%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 7.50%
Alternative Funds 4.00%
Fixed Income Funds 16.80%
Equity Funds 71.70%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.10
Vanguard Intermediate-Term Bond Index Fund Admiral Class	14.90
Saratoga Large Cap Value Fund, Class I	13.60
Saratoga Mid Capitalization Fund, Class I	12.90
Saratoga Small Capitalization Fund, Class I	10.30
Vanguard Total International Stock Index Fund, Admiral Class	8.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.50
Saratoga Technology & Comm Fund, Class I	6.90
Eaton Vance Global Macro Absolute Return Fund, Class I	4.00
Saratoga Health & Biotech Fund, Class I	3.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SABIX

57

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SCAAX	Class A

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$127	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s equity allocation was roughly in line with the benchmark’s, but it was underweight international stocks, which outperformed U.S. stocks during the period. The Fund also held less in bonds than the benchmark and more in cash equivalents and alternatives, which helped the Fund’s relative performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Mid Cap fund outperformed its passive counterpart, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class A (with load)	-0.80%	3.28%	4.64%
Saratoga Conservative Balanced Allocation Fund, Class A	5.27%	4.51%	5.36%
Morningstar Mod. Conservative Target Risk Index	9.39%	3.99%	5.63%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

58

Fund Statistics
Total Net Assets	$3,215,892	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	16%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 13.50%
Alternative Funds 8.30%
Equity Funds 42.90%
Fixed Income Funds 35.30%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	32.50
Saratoga Large Cap Growth Fund, Class I	14.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	13.50
Saratoga Large Cap Value Fund, Class I	12.40
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.30
Vanguard Short-Term Bond Index Fund, Admiral Class	2.80
Saratoga Small Capitalization Fund, Class I	2.60
Vanguard Total International Stock Index Fund, Admiral Class	1.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SCAAX

59

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SUMCX	Class C

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$203	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s equity allocation was roughly in line with the benchmark’s, but it was underweight international stocks, which outperformed U.S. stocks during the period. The Fund also held less in bonds than the benchmark and more in cash equivalents and alternatives, which helped the Fund’s relative performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Mid Cap fund outperformed its passive counterpart, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class C (with load)	3.45%	3.73%	4.72%
Saratoga Conservative Balanced Allocation Fund, Class C	4.45%	3.73%	4.72%
Morningstar Mod. Conservative Target Risk Index	9.39%	3.99%	5.63%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

60

Fund Statistics
Total Net Assets	$3,215,892	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	16%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
13.50%
Alternative Funds
8.30%
Equity Funds
42.90%
Fixed Income
Funds
35.30%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	32.50
Saratoga Large Cap Growth Fund, Class I	14.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	13.50
Saratoga Large Cap Value Fund, Class I	12.40
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.30
Vanguard Short-Term Bond Index Fund, Admiral Class	2.80
Saratoga Small Capitalization Fund, Class I	2.60
Vanguard Total International Stock Index Fund, Admiral Class	1.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SUMCX

61

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	LUNAX	Class I

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$102	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s equity allocation was roughly in line with the benchmark’s, but it was underweight international stocks, which outperformed U.S. stocks during the period. The Fund also held less in bonds than the benchmark and more in cash equivalents and alternatives, which helped the Fund’s relative performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Mid Cap fund outperformed its passive counterpart, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class I	5.48%	4.77%	5.60%
Morningstar Mod. Conservative Target Risk Index	9.39%	3.99%	5.63%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

62

Fund Statistics
Total Net Assets	$3,215,892	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	16%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 13.50%
Alternative Funds 8.30%
Equity Funds 42.90%
Fixed Income Funds 35.30%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	32.50
Saratoga Large Cap Growth Fund, Class I	14.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	13.50
Saratoga Large Cap Value Fund, Class I	12.40
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.30
Vanguard Short-Term Bond Index Fund, Admiral Class	2.80
Saratoga Small Capitalization Fund, Class I	2.60
Vanguard Total International Stock Index Fund, Admiral Class	1.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-LUNAX

63

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SMPAX	Class A

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$129	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s equity allocation was roughly in line with the benchmark’s, but the Fund held considerably less in international stocks, which hurt relative performance, as international stocks outperformed U.S. stocks. The Fund held less in bonds than the benchmark and more in cash equivalents and alternatives, which helped the Fund’s performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class A (with load)	1.08%	4.68%	6.23%
Saratoga Moderate Balanced Allocation Fund, Class A	7.27%	5.92%	6.95%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.30%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

64

Fund Statistics
Total Net Assets	$2,626,573	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	14%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 9.40%
Alternative Funds 6.10%
Fixed Income Funds 23.60%
Equity Funds 60.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.00
Saratoga Large Cap Growth Fund, Class I	17.70
Saratoga Large Cap Value Fund, Class I	14.90
Saratoga Mid Capitalization Fund, Class I	14.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.40
Eaton Vance Global Macro Absolute Return Fund, Class I	6.10
Saratoga Small Capitalization Fund, Class I	5.10
Saratoga Technology & Comm Fund, Class I	4.00
Vanguard Total International Stock Index Fund, Admiral Class	3.40
Vanguard Short-Term Bond Index Fund, Admiral Class	2.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SMPAX

65

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SBMCX	Class C

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$205	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s equity allocation was roughly in line with the benchmark’s, but the Fund held considerably less in international stocks, which hurt relative performance, as international stocks outperformed U.S. stocks. The Fund held less in bonds than the benchmark and more in cash equivalents and alternatives, which helped the Fund’s performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class C (with load)	5.39%	5.10%	6.27%
Saratoga Moderate Balanced Allocation Fund, Class C	6.39%	5.10%	6.27%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.30%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

66

Fund Statistics
Total Net Assets	$2,626,573	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	14%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
9.40%
Alternative Funds
6.10%
Fixed Income
Funds
23.60%
Equity Funds
60.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.00
Saratoga Large Cap Growth Fund, Class I	17.70
Saratoga Large Cap Value Fund, Class I	14.90
Saratoga Mid Capitalization Fund, Class I	14.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.40
Eaton Vance Global Macro Absolute Return Fund, Class I	6.10
Saratoga Small Capitalization Fund, Class I	5.10
Saratoga Technology & Comm Fund, Class I	4.00
Vanguard Total International Stock Index Fund, Admiral Class	3.40
Vanguard Short-Term Bond Index Fund, Admiral Class	2.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SBMCX

67

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SBMIX	Class I

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$103	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s equity allocation was roughly in line with the benchmark’s, but the Fund held considerably less in international stocks, which hurt relative performance, as international stocks outperformed U.S. stocks. The Fund held less in bonds than the benchmark and more in cash equivalents and alternatives, which helped the Fund’s performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class I	7.51%	6.18%	7.16%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.30%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

68

Fund Statistics
Total Net Assets	$2,626,573	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	14%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
9.40%
Alternative Funds
6.10%
Fixed Income
Funds
23.60%
Equity Funds
60.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.00
Saratoga Large Cap Growth Fund, Class I	17.70
Saratoga Large Cap Value Fund, Class I	14.90
Saratoga Mid Capitalization Fund, Class I	14.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.40
Eaton Vance Global Macro Absolute Return Fund, Class I	6.10
Saratoga Small Capitalization Fund, Class I	5.10
Saratoga Technology & Comm Fund, Class I	4.00
Vanguard Total International Stock Index Fund, Admiral Class	3.40
Vanguard Short-Term Bond Index Fund, Admiral Class	2.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SBMIX

69

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2026	SAMAX	Class A

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$129	1.24%

What affected the Fund’s performance during this period?

During the period, an overweight to equities versus the benchmark helped the Fund’s relative performance, as stocks outperformed bonds, cash equivalents and alternatives. In addition, the Fund’s smaller allocation to bonds in favor of cash equivalents and alternatives helped relative Fund performance. However, the Fund was underweight in international stocks versus the benchmark, which hurt relative performance, as international stocks outperformed U.S. stocks.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A (with load)	1.88%	4.91%	6.20%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	8.11%	6.16%	6.93%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.30%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

70

Fund Statistics
Total Net Assets	$1,290,837	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	19%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
9.00%
Alternative Funds
5.00%
Fixed Income
Funds
21.10%
Equity Funds
64.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	18.70
Saratoga Large Cap Growth Fund, Class I	16.80
Saratoga Large Cap Value Fund, Class I	14.30
Saratoga Mid Capitalization Fund, Class I	13.40
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.00
Saratoga Small Capitalization Fund, Class I	7.90
Vanguard Total International Stock Index Fund, Admiral Class	5.70
Eaton Vance Global Macro Absolute Return Fund, Class I	5.00
Saratoga Technology & Comm Fund, Class I	5.00
Saratoga Health & Biotech Fund, Class I	2.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SAMAX

71

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2026	SAMCX	Class C

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$206	1.99%

What affected the Fund’s performance during this period?

During the period, an overweight to equities versus the benchmark helped the Fund’s relative performance, as stocks outperformed bonds, cash equivalents and alternatives. In addition, the Fund’s smaller allocation to bonds in favor of cash equivalents and alternatives helped relative Fund performance. However, the Fund was underweight in international stocks versus the benchmark, which hurt relative performance, as international stocks outperformed U.S. stocks.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C (with load)	6.22%	5.36%	6.25%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	7.22%	5.36%	6.25%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.30%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

72

Fund Statistics
Total Net Assets	$1,290,837	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	19%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 9.00%
Alternative Funds 5.00%
Fixed Income Funds 21.10%
Equity Funds 64.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	18.70
Saratoga Large Cap Growth Fund, Class I	16.80
Saratoga Large Cap Value Fund, Class I	14.30
Saratoga Mid Capitalization Fund, Class I	13.40
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.00
Saratoga Small Capitalization Fund, Class I	7.90
Vanguard Total International Stock Index Fund, Admiral Class	5.70
Eaton Vance Global Macro Absolute Return Fund, Class I	5.00
Saratoga Technology & Comm Fund, Class I	5.00
Saratoga Health & Biotech Fund, Class I	2.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SAMCX

73

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2026	SAMIX	Class I

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$103	0.99%

What affected the Fund’s performance during this period?

During the period, an overweight to equities versus the benchmark helped the Fund’s relative performance, as stocks outperformed bonds, cash equivalents and alternatives. In addition, the Fund’s smaller allocation to bonds in favor of cash equivalents and alternatives helped relative Fund performance. However, the Fund was underweight in international stocks versus the benchmark, which hurt relative performance, as international stocks outperformed U.S. stocks.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped the Fund’s relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth, Saratoga Technology & Communications, and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Health & Biotechnology and Saratoga Mid Cap funds outperformed their passive counterparts, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	8.39%	6.42%	7.14%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.30%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

74

Fund Statistics
Total Net Assets	$1,290,837	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	11	Portfolio Turnover Rate	19%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
9.00%
Alternative Funds
5.00%
Fixed Income
Funds
21.10%
Equity Funds
64.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	18.70
Saratoga Large Cap Growth Fund, Class I	16.80
Saratoga Large Cap Value Fund, Class I	14.30
Saratoga Mid Capitalization Fund, Class I	13.40
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.00
Saratoga Small Capitalization Fund, Class I	7.90
Vanguard Total International Stock Index Fund, Admiral Class	5.70
Eaton Vance Global Macro Absolute Return Fund, Class I	5.00
Saratoga Technology & Comm Fund, Class I	5.00
Saratoga Health & Biotech Fund, Class I	2.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SAMIX

75

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SMACX	Class A

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$128	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund held modestly less in equities and considerably less in international stocks than the benchmark, and both positions detracted from relative performance, as stocks outperformed bonds and international stocks outperformed U.S. stocks. The Fund’s smaller allocation to bonds versus the benchmark, in favor of cash equivalents and alternatives, helped the Fund’s relative performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Mid Cap fund outperformed its passive counterpart, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class A (with load)	0.94%	4.77%	5.86%
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	7.06%	6.01%	6.59%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.28%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

76

Fund Statistics
Total Net Assets	$951,312	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	12%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
10.40%
Alternative Funds
7.10%
Fixed Income
Funds
27.90%
Equity Funds
54.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	25.10
Saratoga Large Cap Growth Fund, Class I	16.10
Saratoga Large Cap Value Fund, Class I	13.60
Saratoga Mid Capitalization Fund, Class I	13.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.40
Saratoga Small Capitalization Fund, Class I	7.10
Eaton Vance Global Macro Absolute Return Fund, Class I	7.10
Vanguard Total International Stock Index Fund, Admiral Class	5.20
Vanguard Short-Term Bond Index Fund, Admiral Class	2.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SMACX

77

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SBCCX	Class C

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$205	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund held modestly less in equities and considerably less in international stocks than the benchmark, and both positions detracted from relative performance, as stocks outperformed bonds and international stocks outperformed U.S. stocks. The Fund’s smaller allocation to bonds versus the benchmark, in favor of cash equivalents and alternatives, helped the Fund’s relative performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Mid Cap fund outperformed its passive counterpart, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class C (with load)	5.06%	4.96%	5.71%
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	6.06%	4.96%	5.71%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.28%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

78

Fund Statistics
Total Net Assets	$951,312	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	12%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
10.40%
Alternative Funds
7.10%
Fixed Income
Funds
27.90%
Equity Funds
54.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	25.10
Saratoga Large Cap Growth Fund, Class I	16.10
Saratoga Large Cap Value Fund, Class I	13.60
Saratoga Mid Capitalization Fund, Class I	13.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.40
Saratoga Small Capitalization Fund, Class I	7.10
Eaton Vance Global Macro Absolute Return Fund, Class I	7.10
Vanguard Total International Stock Index Fund, Admiral Class	5.20
Vanguard Short-Term Bond Index Fund, Admiral Class	2.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SBCCX

79

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2026	SMICX	Class I

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 8/31/2026, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$102	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund held modestly less in equities and considerably less in international stocks than the benchmark, and both positions detracted from relative performance, as stocks outperformed bonds and international stocks outperformed U.S. stocks. The Fund’s smaller allocation to bonds versus the benchmark, in favor of cash equivalents and alternatives, helped the Fund’s relative performance, as bonds trailed both cash equivalents and alternatives.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector helped relative performance, as the Large Cap Growth sector outperformed the Large Cap Value sector. Within the Fund’s bond allocation, the Fund sold its position in the Long-Term debt sector and added a position in the Short-Term debt sector, which helped performance, as the Short-Term debt sector outperformed the Intermediate- and Long-Term debt sectors. The Fund’s overweight to the Intermediate-Term debt sector versus the Short-Term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Value fund was the largest drag on relative performance, as it significantly underperformed its passive counterpart. The Saratoga Large Cap Growth and Saratoga Small Cap funds also underperformed their passive counterparts, which hurt relative performance. The Fund’s use of the Vanguard Intermediate-Term Bond Index Fund was also a drag on performance, as it trailed its active counterparts. The Saratoga Mid Cap fund outperformed its passive counterpart, helping the Fund’s relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	7.06%	6.01%	6.59%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.28%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

80

Fund Statistics
Total Net Assets	$951,312	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	12%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 10.40%
Alternative Funds 7.10%
Fixed Income Funds 27.90%
Equity Funds 54.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	25.10
Saratoga Large Cap Growth Fund, Class I	16.10
Saratoga Large Cap Value Fund, Class I	13.60
Saratoga Mid Capitalization Fund, Class I	13.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.40
Saratoga Small Capitalization Fund, Class I	7.10
Eaton Vance Global Macro Absolute Return Fund, Class I	7.10
Vanguard Total International Stock Index Fund, Admiral Class	5.20
Vanguard Short-Term Bond Index Fund, Admiral Class	2.80

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083126-SMICX

81

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Floyd E. Seal and Udo W. Koopmann are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Seal and Mr. Koopmann are independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FYE 08/31/25	$116,000
FYE 08/31/26	$95,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FYE 08/31/25	$34,000
FYE 08/31/26	$28,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and 2026, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedules of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class I, A, and C Shares

ANNUAL FINANCIAL STATEMENTS

As Of August 31, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 33
Statements of Operations	Page 36
Statements of Changes in Net Assets	Page 39
Notes to Financials	Page 44
Financial Highlights	Page 65
Report of Independent Registered Public Accounting Firm	Page 86
Additional Information	Page 88

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Jonathan W. Ventimiglia	President & COO, Treasurer & CFO, Assistant Secretary
Stephen Ventimiglia	Vice President & Secretary
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC 12725 W. Indian School Road, Suite E-101 Avondale, Arizona 85392	Northern Lights Distributors, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	BNY Mellon Corp. 225 Liberty Street New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 4.9%
29,067	StandardAero, Inc.(a)	$711,851

	ASSET MANAGEMENT - 3.5%
3,612	Ares Management Corporation, Class A	517,130

	BEVERAGES - 5.7%
36,592	Primo Brands Corporation	835,029

	CHEMICALS - 1.9%
2,342	Qnity Electronics, Inc.	279,705

	COMMERCIAL SUPPORT SERVICES - 6.3%
2,895	Clean Harbors, Inc.(a)	912,649

	CONSTRUCTION MATERIALS - 4.0%
1,126	Martin Marietta Materials, Inc.	584,056

	E-COMMERCE DISCRETIONARY - 6.3%
3,539	Amazon.com, Inc.(a)	919,326

	ELECTRICAL EQUIPMENT - 5.3%
3,291	AMETEK, Inc.	773,944

	HEALTH CARE FACILITIES & SERVICES - 12.9%
11,087	Henry Schein, Inc.(a)	995,613
3,698	Quest Diagnostics, Inc.	888,630
		1,884,243
	HEALTH CARE REIT - 4.9%
3,059	Welltower, Inc.	722,658

	HOME & OFFICE PRODUCTS - 4.9%
11,059	Somnigroup International, Inc.	716,070

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.1%
3,903	API Group Corporation(a)	$153,193

	MACHINERY - 4.2%
7,769	Flowserve Corporation	614,450

	OIL & GAS PRODUCERS - 5.8%
11,378	Williams Companies, Inc. (The)	853,919

	SEMICONDUCTORS - 6.8%
1,906	Analog Devices, Inc.	690,239
2,196	Entegris, Inc.	297,097
		987,336
	SPECIALTY FINANCE - 6.0%
4,094	Capital One Financial Corporation	878,204

	TECHNOLOGY HARDWARE - 6.4%
235	Sandisk Corporation(a)	368,175
2,229	TD SYNNEX Corporation	563,603
		931,778
	TRANSPORTATION & LOGISTICS - 7.0%
2,097	CH Robinson Worldwide, Inc.	313,837
10,375	Knight-Swift Transportation Holdings, Inc.	710,791
		1,024,628

	TOTAL COMMON STOCKS (Cost $13,178,155)	14,300,169

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
367,512	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $367,512)(b)	$367,512

	TOTAL INVESTMENTS - 100.4% (Cost $13,545,667)	$14,667,681
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(60,587)
	NET ASSETS - 100.0%	$14,607,094

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 1.1%
1,277	AppLovin Corporation, Class A(a)	$398,501

	AEROSPACE & DEFENSE - 2.1%
740	GE Aerospace Company	248,425
1,920	Howmet Aerospace, Inc.	470,304
		718,729
	APPAREL & TEXTILE PRODUCTS - 1.1%
3,070	Tapestry, Inc.	378,807

	ASSET MANAGEMENT - 2.4%
7,530	Charles Schwab Corporation (The)	826,945

	AUTOMOTIVE - 1.3%
1,240	Tesla, Inc.(a)	456,258

	BIOTECH & PHARMA - 4.2%
990	AbbVie, Inc.	253,856
3,490	Bristol-Myers Squibb Company	233,167
470	Eli Lilly & Company	543,663
2,770	Neurocrine Biosciences, Inc.(a)	426,663
		1,457,349
	E-COMMERCE DISCRETIONARY - 3.5%
3,805	Amazon.com, Inc.(a)	988,425
2,240	Wayfair, Inc., Class A(a)	222,365
		1,210,790
	ELECTRICAL EQUIPMENT - 2.1%
495	GE Vernova, Inc.	444,772
1,150	Vertiv Holdings Company, Class A	297,528
		742,300
	FOOD - 0.5%
970	Hershey Company (The)	170,924

	HEALTH CARE FACILITIES & SERVICES - 1.1%
441	HCA Healthcare, Inc.	182,772

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.1% (Continued)
245	McKesson Corporation	$216,903
		399,675
	HOUSEHOLD PRODUCTS - 1.0%
3,900	Colgate-Palmolive Company	350,298

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
4,670	Interactive Brokers Group, Inc., Class A	454,344

	INTERNET MEDIA & SERVICES - 18.1%
5,320	Airbnb, Inc., Class A(a)	974,730
4,480	Alphabet, Inc., Class A	1,520,288
4,525	Alphabet, Inc., Class C	1,517,730
1,565	Booking Holdings, Inc.	311,576
595	Meta Platforms, Inc., Class A	340,542
11,400	Pinterest, Inc., Class A(a)	247,494
2,600	Reddit, Inc., Class A(a)	384,306
6,490	Roku, Inc.(a)	1,018,476
		6,315,142
	MACHINERY - 0.4%
195	Caterpillar, Inc.	155,507

	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,260	ResMed, Inc.	302,526

	RETAIL - CONSUMER STAPLES - 1.2%
430	Costco Wholesale Corporation	405,873

	RETAIL - DISCRETIONARY - 0.5%
800	Ross Stores, Inc.	182,832

	SEMICONDUCTORS - 23.4%
1,325	Advanced Micro Devices, Inc.(a)	623,704
3,810	Broadcom, Inc.	1,410,995
1,670	KLA Corporation	293,002

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 23.4% (Continued)
1,730	Lam Research Corporation	$521,578
645	Micron Technology, Inc.	618,381
21,275	NVIDIA Corporation	4,697,094
		8,164,754
	SOFTWARE - 16.8%
2,800	Autodesk, Inc.(a)	723,884
1,040	HubSpot, Inc.(a)	271,814
3,145	Microsoft Corporation	1,595,427
4,270	Okta, Inc.(a)	738,881
1,910	Palantir Technologies, Inc., Class A(a)	355,986
4,530	Paylocity Holding Corporation(a)	725,797
10,045	Pegasystems, Inc.	369,756
7,167	Rubrik, Inc., Class A(a)	666,818
700	Snowflake, Inc., Class A(a)	232,001
690	Veeva Systems, Inc., Class A(a)	197,126
		5,877,490
	TECHNOLOGY HARDWARE - 14.2%
4,580	Apple, Inc.	1,451,172
5,020	Arista Networks, Inc.(a)	982,364
1,470	Dell Technologies, Inc., Class C	670,335
1,910	Jabil, Inc.	583,047
400	Sandisk Corporation(a)	626,680
560	Vicor Corporation(a)	105,101
1,200	Western Digital Corporation	540,660
		4,959,359
	TECHNOLOGY SERVICES - 1.8%
910	Mastercard, Inc., Class A	536,272
280	Visa, Inc., Class A	106,224
		642,496

	TOTAL COMMON STOCKS (Cost $27,394,128)	34,570,899

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
477,999	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $477,999)(b)	$477,999

	TOTAL INVESTMENTS - 100.4% (Cost $27,872,127)	$35,048,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(149,241)
	NET ASSETS - 100.0%	$34,899,657

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 2.5%
400	ATI, Inc.(a)	$81,680
85	Curtiss-Wright Corporation	49,515
900	Hexcel Corporation	83,403
140	Moog, Inc., Class A	52,010
		266,608
	ASSET MANAGEMENT - 2.2%
2,260	Robinhood Markets, Inc., Class A(a)	236,870

	BANKING - 2.1%
186	Fifth Third Bancorp	10,001
6,034	Huntington Bancshares, Inc.	100,677
690	Western Alliance Bancorp	53,910
875	Zions Bancorp NA	58,354
		222,942
	CONSTRUCTION MATERIALS - 2.6%
990	Vulcan Materials Company	266,885

	CONTAINERS & PACKAGING - 2.3%
2,060	Crown Holdings, Inc.	239,763

	DIVERSIFIED INDUSTRIALS - 1.5%
795	Dover Corporation	154,413

	ELECTRIC UTILITIES - 12.5%
5,110	Alliant Energy Corporation	347,377
4,995	CMS Energy Corporation	339,960
3,875	Evergy, Inc.	313,953
2,970	WEC Energy Group, Inc.	315,325
		1,316,615
	ELECTRICAL EQUIPMENT - 6.7%
590	AMETEK, Inc.	138,750
340	BWX Technologies, Inc.	51,779
440	Hubbell, Inc.	199,320
250	Littelfuse, Inc.	103,045

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRICAL EQUIPMENT - 6.7% (Continued)
520	nVent Electric PLC	$78,390
305	Rockwell Automation, Inc.	129,451
		700,735
	ENGINEERING & CONSTRUCTION - 2.0%
1,970	Construction Partners, Inc., Class A(a),(b)	209,214

	HEALTH CARE FACILITIES & SERVICES - 2.5%
995	Tenet Healthcare Corporation(a)	264,580

	HOME & OFFICE PRODUCTS - 2.3%
1,255	SharkNinja, Inc.(a)	241,575

	HOME CONSTRUCTION - 2.5%
700	DR Horton, Inc.	101,192
1,140	Toll Brothers, Inc.	163,533
		264,725
	INDUSTRIAL INTERMEDIATE PROD - 2.0%
440	Valmont Industries, Inc.	206,650

	INDUSTRIAL SUPPORT SERVICES - 1.3%
835	SiteOne Landscape Supply, Inc.(a)	82,273
160	WESCO International, Inc.	54,464
		136,737
	LEISURE FACILITIES & SERVICES - 4.8%
10,500	Carnival Corp Ltd.	250,845
960	Royal Caribbean Cruises Ltd.	257,990
		508,835
	MACHINERY - 6.4%
640	Crane Company	131,245
3,100	Flowserve Corporation	245,179
390	Lincoln Electric Holdings, Inc.	109,680
1,185	Regal Rexnord Corporation	187,763
		673,867

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6%
1,155	Agilent Technologies, Inc.	$177,362
1,370	Revvity, Inc.	176,278
560	Waters Corporation(a)	232,193
		585,833
	METALS & MINING - 1.7%
6,360	Hudbay Minerals, Inc.	182,278

	OIL & GAS SERVICES & EQUIPMENT - 8.5%
5,450	Baker Hughes Company	346,347
5,310	SLB Ltd.	319,131
2,930	TechnipFMC plc	228,980
		894,458
	REAL ESTATE SERVICES - 0.5%
4,020	Cushman & Wakefield Ltd.(a)	54,230

	RETAIL - CONSUMER STAPLES - 2.6%
2,155	Dollar General Corporation	273,146

	RETAIL - DISCRETIONARY - 6.3%
102	AutoZone, Inc.(a)	305,107
1,600	Builders FirstSource, Inc.(a)	106,241
195	Burlington Stores, Inc.(a)	50,653
440	Ferguson Enterprises, Inc.	98,784
4,110	Gap, Inc. (The)	91,694
		652,479
	SEMICONDUCTORS - 3.9%
265	Coherent Corp.(a)	73,625
430	Marvell Technology, Inc.	91,014
1,265	Microchip Technology, Inc.	92,914
123	Monolithic Power Systems, Inc.	155,936
		413,489
	SOFTWARE - 5.6%
610	HubSpot, Inc.(a)	159,430
1,195	Okta, Inc.(a)	206,783

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 5.6% (Continued)
570	Tyler Technologies, Inc.(a)	$212,164
		578,377
	SPECIALTY FINANCE - 2.0%
7,635	Rocket Companies, Inc., Class A(a)	102,385
1,330	Synchrony Financial	102,517
		204,902
	STEEL - 0.8%
335	Nucor Corporation	83,629

	TECHNOLOGY HARDWARE - 4.1%
1,485	Everpure, Inc., Class A(a)	138,031
2,510	Hewlett Packard Enterprise Company	131,122
830	Sanmina Corporation(a)	163,278
		432,431
	TRANSPORTATION & LOGISTICS - 1.4%
120	Saia, Inc.(a)	42,616
520	XPO, Inc.(a)	100,874
		143,490

	TOTAL COMMON STOCKS (Cost $8,983,988)	10,409,756

	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
476,291	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $476,291)(c)	476,291

	TOTAL INVESTMENTS - 103.7% (Cost $9,460,279)	$10,886,047
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(388,094)
	NET ASSETS - 100.0%	$10,497,953

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $209,214. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $246,494 on August 31, 2026.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	AEROSPACE & DEFENSE - 0.9%
863	Astronics Corporation(a)	$63,577

	APPAREL & TEXTILE PRODUCTS - 0.8%
1,709	Carter’s, Inc.	55,355

	AUTOMOTIVE - 1.3%
2,340	Gentherm, Inc.(a)	91,939

	BANKING - 14.1%
631	BancFirst Corporation	68,918
2,406	Byline Bancorp, Inc.	91,236
714	City Holding Company	102,066
2,058	Hilltop Holdings, Inc.	78,307
631	Home Bancorp, Inc.	43,217
1,510	Independent Bank Corporation (MA)	122,583
3,900	NB Bancorp, Inc.	87,087
1,195	Seacoast Banking Corporation of Florida	40,576
4,464	Simmons First National Corporation, Class A	100,797
1,676	SmartFinancial, Inc.	84,722
1,643	Southern First Bancshares, Inc.(a)	100,798
548	UMB Financial Corporation	77,613
		997,920
	BEVERAGES - 0.3%
415	Vita Coco Company, Inc. (The)(a)	24,367

	BIOTECH & PHARMA - 4.4%
3,319	Amneal Pharmaceuticals, Inc.(a)	57,983
2,323	Collegium Pharmaceutical, Inc.(a),(b)	57,169
1,128	Indivior Pharmaceuticals, Inc.(a)	39,401
1,792	Phibro Animal Health Corporation, CLASS A	67,630
581	Protagonist Therapeutics, Inc.(a)	85,843
		308,026
	CHEMICALS - 2.9%
266	Materion Corporation	62,797

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	CHEMICALS - 2.9% (Continued)
332	Rogers Corporation(a)	$41,689
747	Sensient Technologies Corporation	100,801
		205,287
	COMMERCIAL SUPPORT SERVICES - 4.8%
962	Alarm.com Holdings, Inc.(a)	55,373
1,842	Healthcare Services Group, Inc.(a)	40,506
6,206	Quad/Graphics, Inc.	62,432
697	TriNet Group, Inc.	48,992
10,737	Vestis Corporation(a)	134,320
		341,623
	CONSUMER SERVICES - 0.2%
2,373	Coursera, Inc.(a),(b)	15,472

	E-COMMERCE DISCRETIONARY - 0.6%
2,755	Figs, Inc., Class A(a)	42,262

	ELECTRICAL EQUIPMENT - 6.2%
365	Advanced Energy Industries, Inc.	101,054
1,427	Allient, Inc.	134,151
116	Argan, Inc.	49,299
133	Bloom Energy Corporation, Class A(a)	27,438
365	Powell Industries, Inc.	65,601
282	SPX Technologies, Inc.(a)	55,484
		433,027
	ENGINEERING & CONSTRUCTION - 5.0%
83	Comfort Systems USA, Inc.	128,286
133	EMCOR Group, Inc.	97,694
166	MYR Group, Inc.(a)	48,376
166	Sterling Infrastructure, Inc.(a)	78,032
		352,388
	HEALTH CARE FACILITIES & SERVICES - 3.2%
4,962	LifeStance Health Group, Inc.(a)	61,330
680	PACS Group Inc(a)	28,771
2,174	Pediatrix Medical Group, Inc.(a)	57,024

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.2% (Continued)
5,775	Surgery Partners, Inc.(a),(b)	$80,215
		227,340
	HOME CONSTRUCTION - 1.2%
2,224	Interface, Inc.	84,334

	HOTEL REIT - 1.2%
4,812	Pebblebrook Hotel Trust	87,193

	INDUSTRIAL INTERMEDIATE PROD - 1.1%
962	Proto Labs, Inc.(a)	77,018

	INDUSTRIAL SUPPORT SERVICES - 1.8%
365	DXP Enterprises, Inc.(a)	68,521
282	VSE Corporation(b)	58,848
		127,369
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
1,261	StoneX Group, Inc.(a)	86,353

	INSURANCE - 3.2%
564	Employers Holdings, Inc.	27,687
614	Lemonade, Inc.(a),(b)	32,069
614	Mercury General Corporation	62,603
1,892	United Fire Group, Inc.	101,922
		224,281
	LEISURE FACILITIES & SERVICES - 2.3%
365	Brinker International, Inc.(a)	83,402
1,029	Madison Square Garden Entertainment Corporation(a)	79,943
		163,345
	LEISURE PRODUCTS - 2.3%
5,244	Callaway Golf Company(a)	82,383
1,211	Polaris, Inc.	78,158
		160,541

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	MACHINERY - 1.6%
315	Watts Water Technologies, Inc., Class A	$115,211

	MEDICAL EQUIPMENT & DEVICES - 3.2%
448	ICU Medical, Inc.(a)	77,482
1,278	Omnicell, Inc.(a),(b)	44,934
1,809	STAAR Surgical Company(a)	40,865
1,377	Veracyte, Inc.(a)	59,473
		222,754
	METALS & MINING - 2.6%
1,792	Constellium S.E.(a)	47,363
3,568	Hecla Mining Company	70,895
415	Kaiser Aluminum Corporation	65,894
		184,152
	OIL & GAS PRODUCERS - 1.0%
962	PBF Energy, Inc., Class A	70,216

	REAL ESTATE SERVICES - 0.8%
3,916	Newmark Group, Inc., Class A	59,641

	RETAIL - DISCRETIONARY - 0.0%(c)
1	Builders FirstSource, Inc.(a)	66

	SEMICONDUCTORS - 5.2%
680	Ambarella, Inc.(a)	47,178
299	FormFactor, Inc.(a)	30,082
1,643	Kulicke & Soffa Industries, Inc.	131,540
730	MaxLinear, Inc., Class A(a)	43,734
4,331	Navitas Semiconductor Corporation(a)	50,196
216	Semtech Corporation(a)	28,719
66	SiTime Corporation(a)	37,318
		368,767
	SOFTWARE - 8.4%
3,850	Alignment Healthcare, Inc.(a)	51,590
9,276	Asana, Inc., Class A(a),(b)	95,172

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 8.4% (Continued)
962	CommVault Systems, Inc.(a)	$132,294
7,268	Freshworks, Inc., Class A(a)	101,171
846	Hinge Health, Inc.(a)	78,306
3,153	PagerDuty, Inc.(a)	44,583
448	Q2 Holdings, Inc.(a)	29,138
332	Qualys, Inc.(a)	61,798
		594,052
	SPECIALTY FINANCE - 2.2%
664	Bread Financial Holdings, Inc.	69,367
3,584	Happen, Inc.(a)	63,007
763	LendingTree, Inc.(a)	21,395
		153,769
	SPECIALTY REIT - 1.4%
4,066	Postal Realty Trust, Inc., Class A(b)	95,348

	STEEL - 2.6%
199	Carpenter Technology Corporation	94,808
797	Northwest Pipe Company(a)	87,606
		182,414
	TECHNOLOGY HARDWARE - 2.9%
266	Credo Technology Group Holding Ltd.(a)	60,168
581	CTS Corporation	32,809
1,029	Knowles Corporation(a)	35,171
149	Sanmina Corporation(a)	29,311
3,004	Sonos, Inc.(a)	46,862
		204,321
	TECHNOLOGY SERVICES - 2.7%
4,696	Marqeta, Inc.(a)	77,108
4,215	Remitly Global, Inc.(a),(b)	112,709
		189,817
	TRANSPORTATION & LOGISTICS - 2.8%
1,328	International Seaways, Inc.(b)	130,994
282	Matson, Inc.	63,396
		194,390

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.8%
1,278	United Natural Foods, Inc.(a)	$56,054

	TOTAL COMMON STOCKS (Cost $5,753,486)	6,859,989

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
215,256	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $215,256)(d)	215,256
99,013	Dreyfus Treasury Obligations Cash Management, 3.51% (Cost $99,013)(d),(e)	99,013
	TOTAL MONEY MARKET FUNDS (Cost $314,269)	314,269

	TOTAL SHORT-TERM INVESTMENTS (Cost $314,269)	314,269

	TOTAL INVESTMENTS - 101.6% (Cost $6,067,755)	$7,174,258
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(109,979)
	NET ASSETS - 100.0%	$7,064,279

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $656,769. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $583,139 on August 31, 2026.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2026.
(e)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	Australia - 2.4%
24,870	South32 Ltd.(a)	$91,521

	Canada - 4.7%
270	Celestica, Inc.(b)	80,838
3,110	Kinross Gold Corporation	95,415
		176,253
	Cayman Islands - 5.0%
22,000	Hansoh Pharmaceutical Group Company Ltd. 144A(a),(c)	98,833
15,000	New Oriental Education & Technology Group, Inc.(a)	86,703
		185,536
	China - 1.8%
900	Contemporary Amperex Technology Company Ltd.(a)	68,435

	France - 4.5%
1,500	AXA S.A.(a)	74,915
500	Ipsen S.A.(a)	94,720
		169,635
	Germany - 7.2%
180	Allianz SE(a)	93,897
1,240	GEA Group AG(a)	96,549
490	Siemens Energy AG(a)	80,727
		271,173
	Hong Kong - 1.6%
36,800	Chow Tai Fook Jewellry Group Ltd.(a),(d)	60,587

	Italy - 7.5%
1,740	Assicurazioni Generali SpA(a),(d)	90,036
3,050	Eni SpA(a)	83,394
13,740	Intesa Sanpaolo SpA(a)	108,275
		281,705
	Japan - 14.9%
3,200	Kao Corporation(a)	72,854
200	Kioxia Holdings Corporation(a),(b)	61,838
2,000	Mizuho Financial Group, Inc.(a)	106,536

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Japan - 14.9% (Continued)
3,900	Obayashi Corporation(a)	$72,743
3,100	Otsuka Corporation(a)	70,013
2,800	Sony Corporation(a)	69,189
2,300	Sumitomo Mitsui Financial Group, Inc.(a)	98,732
		551,905
	Korea (Republic Of) - 8.2%
1,270	Coway Company Ltd.(a)	89,928
860	KB Financial Group, Inc.(a)	107,970
90	SK Hynix, Inc.(a)	109,015
		306,913
	Luxembourg - 2.5%
7,570	Allegro.eu S.A. 144A(a),(b),(c)	92,464

	Malaysia - 1.7%
18,000	Tenaga Nasional BHD(a)	63,325

	Portugal - 2.2%
15,000	EDP - Energias de Portugal S.A.(a)	81,477

	Singapore - 3.0%
1,840	DBS Group Holdings Ltd.(a)	111,893

	Spain - 5.4%
6,990	Banco Santander S.A.(a)	102,317
6,595	CaixaBank S.A.(a)	100,585
		202,902
	Sweden - 2.4%
1,880	Swedish Orphan Biovitrum AB(a),(b)	88,173

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Switzerland - 2.0%
480	Novartis AG(a)	$73,012

	Taiwan Province of China - 10.0%
1,000	Asia Vital Components Company Ltd.(a)	107,983
12,000	Hon Hai Precision Industry Company Ltd.(a)	94,584
410	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	170,281
		372,848
	Thailand - 1.4%
38,400	CP All Plc.(a)	53,494

	United Kingdom - 8.8%
1,760	BP plc - ADR	75,451
770	Coca-Cola European Partners plc	83,175
5,065	Rolls-Royce Holdings plc(a)	102,938
4,750	The Sage Group plc(a)	69,432
		330,996

	TOTAL COMMON STOCKS (Cost $2,471,333)	3,634,247

	EXCHANGE-TRADED FUND — 1.4%
	India - 1.4%
1,070	iShares MSCI India ETF(b),(d)	53,179

	TOTAL EXCHANGE-TRADED FUND (Cost $52,745)	53,179

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET FUNDS - 5.9%
59,633	Dreyfus Institutional Preferred Government Money, Institutional Class, 3.63% (Cost $59,633)(e)	$59,633
161,723	Dreyfus Treasury Obligations Cash Management, 3.51% (Cost $161,723)(e),(f)	161,723
	TOTAL MONEY MARKET FUNDS (Cost $221,356)	221,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $221,356)	221,356

	TOTAL INVESTMENTS - 104.5% (Cost $2,745,434)	$3,908,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%	(167,460)
	NET ASSETS - 100.0%	$3,741,322

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is 191,297 or 5.1% of net assets.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $203,202. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $215,684 on August 31, 2026.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2026.
(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8%
	BIOTECH & PHARMA - 58.9%
1,567	Amgen, Inc.	$673,622
1,500	ANI Pharmaceuticals, Inc.(a)	109,875
5,630	Bristol-Myers Squibb Company	376,140
200	Eli Lilly & Company	231,346
9,445	Exelixis, Inc.(a)	516,075
3,068	Gilead Sciences, Inc.	448,971
3,132	Incyte Corporation(a)	385,925
2,741	Jazz Pharmaceuticals PLC(a)	687,114
1,820	Johnson & Johnson	483,847
3,206	Merck & Company, Inc.	473,719
1,509	Neurocrine Biosciences, Inc.(a)	232,431
3,140	Novartis A.G. - ADR	477,468
3,560	Novo Nordisk A/S - ADR	161,375
670	Regeneron Pharmaceuticals, Inc.	535,384
1,160	United Therapeutics Corporation(a)	592,041
787	Vertex Pharmaceuticals, Inc.(a)	428,537
		6,813,870
	HEALTH CARE FACILITIES & SERVICES - 30.4%
2,529	Cardinal Health, Inc.	593,354
1,683	Cencora, Inc.	544,619
1,371	Cigna Group (The)	378,506
433	Elevance Health, Inc.	169,970
849	Labcorp Holdings, Inc.	282,428
691	McKesson Corporation	611,756
790	Medpace Holdings, Inc.(a)	469,252
2,112	National HealthCare Corporation	457,311
		3,507,196
	MEDICAL EQUIPMENT & DEVICES - 9.5%
775	Intuitive Surgical, Inc.(a)	292,066
2,500	Lantheus Holdings, Inc.(a)	252,400
3,126	Medtronic PLC	283,372

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 9.5% (Continued)
825	Stryker Corporation	$267,136
		1,094,974

	TOTAL COMMON STOCKS (Cost $5,679,365)	11,416,040

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
187,050	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $187,050)(b)	187,050

	TOTAL INVESTMENTS - 100.4% (Cost $5,866,415)	$11,603,090
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(51,094)
	NET ASSETS - 100.0%	$11,551,996

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0%
	E-COMMERCE DISCRETIONARY - 6.5%
10,261	Amazon.com, Inc.(a)	$2,665,500

	ELECTRICAL EQUIPMENT - 4.7%
6,724	Amphenol Corporation, Class A	1,066,091
2,015	Rockwell Automation, Inc.	855,226
		1,921,317
	INDUSTRIAL SUPPORT SERVICES - 2.4%
3,000	Applied Industrial Technologies, Inc.	971,940

	INTERNET MEDIA & SERVICES - 10.8%
8,884	Alphabet, Inc., Class C	2,979,783
2,498	Meta Platforms, Inc., Class A	1,429,705
		4,409,488
	SEMICONDUCTORS - 23.7%
527	ASML Holding N.V. - ADR	893,797
5,058	Broadcom, Inc.	1,873,180
13,500	KLA Corporation	2,368,575
12,274	Kulicke & Soffa Industries, Inc.	982,656
14,054	NVIDIA Corporation	3,102,843
2,035	NXP Semiconductors N.V.	457,142
		9,678,193
	SOFTWARE - 27.1%
4,454	Adobe, Inc.(a)	1,304,087
7,000	Akamai Technologies, Inc.(a),(b)	760,340
2,132	Cadence Design Systems, Inc.(a)	722,279
4,000	Crowdstrike Holdings, Inc., Class A(a)	924,000
1,632	Intuit, Inc.	586,378
5,742	Microsoft Corporation	2,912,858
6,620	Salesforce, Inc.	1,704,915
3,200	Synopsys, Inc.(a)	1,406,688
3,878	Workday, Inc., Class A(a),(b)	765,711
		11,087,256
	TECHNOLOGY HARDWARE - 13.7%
6,768	Apple, Inc.	2,144,441

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	TECHNOLOGY HARDWARE - 13.7% (Continued)
24,987	Cisco Systems, Inc.	$2,760,813
3,840	NetApp, Inc.	711,514
		5,616,768
	TECHNOLOGY SERVICES - 11.1%
14,805	Amdocs Ltd.	933,603
2,955	Mastercard, Inc., Class A	1,741,411
4,876	Visa, Inc., Class A	1,849,809
		4,524,823

	TOTAL COMMON STOCKS (Cost $12,847,092)	40,875,285

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
171,426	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $171,426)(c)	171,426

	TOTAL INVESTMENTS - 100.4% (Cost $13,018,518)	$41,046,711
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(172,627)
	NET ASSETS - 100.0%	$40,874,084

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $1,510,747. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $1,567,536 on August 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 98.7%
	FIXED INCOME - 98.7%
675,008	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$6,871,589
37,123	Vanguard Short-Term Bond Index Fund, Admiral Class	376,055
		7,247,644

	TOTAL OPEN END FUNDS (Cost $7,347,937)	7,247,644

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
141,310	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $141,310)(a)	141,310

	TOTAL INVESTMENTS - 100.6% (Cost $7,489,247)	$7,388,954
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(42,222)
	NET ASSETS - 100.0%	$7,346,732

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.4%
	MONEY MARKET FUNDS - 99.4%
1,007,030	BlackRock Liquidity FedFund, Institutional Class, 3.57%(a)	$1,007,030
1,007,029	Dreyfus Government Cash Management, Institutional Class, 3.56%(a)	1,007,029
1,007,029	Federated Hermes Government Obligations Fund, Institutional Class, 3.51%(a)	1,007,029
1,007,028	JPMorgan US Government Money Market Fund, Capital Class, 3.57%(a)	1,007,028

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,028,116)	4,028,116

	TOTAL INVESTMENTS - 99.4% (Cost $4,028,116)	$4,028,116
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	25,890
	NET ASSETS - 100.0%	$4,054,006

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 93.0%
	ALTERNATIVE - 4.0%
8,123	Eaton Vance Global Macro Absolute Return Fund, Class I	$73,595

	EQUITY - 72.2%
2,441	Saratoga Health & Biotechnology Portfolio, Class I(a)	70,252
9,326	Saratoga Large Capitalization Growth Portfolio, Class I(a)	299,551
9,337	Saratoga Large Capitalization Value Portfolio, Class I(a)	253,598
17,686	Saratoga Mid Capitalization Portfolio, Class I(a)	239,821
23,633	Saratoga Small Capitalization Portfolio, Class I(a)	190,951
4,360	Saratoga Technology & Communications Portfolio, Class I(a)	129,225
3,423	Vanguard Total International Stock Index Fund, Admiral Class	160,584
		1,343,982
	FIXED INCOME - 16.8%
27,269	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	277,596
3,374	Vanguard Short-Term Bond Index Fund, Admiral Class	34,175
		311,771

	TOTAL OPEN END FUNDS (Cost $1,546,432)	1,729,348

	SHORT-TERM INVESTMENTS — 7.5%
	MONEY MARKET FUNDS - 7.5%
140,662	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $140,662)(b)	140,662

	TOTAL INVESTMENTS - 100.5% (Cost $1,687,094)	$1,870,010
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(9,901)
	NET ASSETS - 100.0%	$1,860,109

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 86.9%
	ALTERNATIVE - 8.3%
29,508	Eaton Vance Global Macro Absolute Return Fund, Class I	$267,342

	EQUITY - 43.3%
14,837	Saratoga Large Capitalization Growth Portfolio, Class I(a)	476,570
14,624	Saratoga Large Capitalization Value Portfolio, Class I(a)	397,192
27,771	Saratoga Mid Capitalization Portfolio, Class I(a)	376,577
10,503	Saratoga Small Capitalization Portfolio, Class I(a)	84,868
1,212	Vanguard Total International Stock Index Fund, Admiral Class	56,854
		1,392,061
	FIXED INCOME - 35.3%
102,626	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,044,728
8,990	Vanguard Short-Term Bond Index Fund, Admiral Class	91,070
		1,135,798

	TOTAL OPEN END FUNDS (Cost $2,668,516)	2,795,201

	SHORT-TERM INVESTMENTS — 13.5%
	MONEY MARKET FUNDS - 13.5%
432,933	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $432,933)(b)	432,933

	TOTAL INVESTMENTS - 100.4% (Cost $3,101,449)	$3,228,134
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(12,242)
	NET ASSETS - 100.0%	$3,215,892

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 91.0%
	ALTERNATIVE - 6.1%
17,573	Eaton Vance Global Macro Absolute Return Fund, Class I	$159,207

	EQUITY - 61.3%
1,870	Saratoga Health & Biotechnology Portfolio, Class I(a)	53,819
14,487	Saratoga Large Capitalization Growth Portfolio, Class I(a)	465,310
14,450	Saratoga Large Capitalization Value Portfolio, Class I(a)	392,461
27,250	Saratoga Mid Capitalization Portfolio, Class I(a)	369,516
16,635	Saratoga Small Capitalization Portfolio, Class I(a)	134,409
3,515	Saratoga Technology & Communications Portfolio, Class I(a)	104,173
1,922	Vanguard Total International Stock Index Fund, Admiral Class	90,165
		1,609,853
	FIXED INCOME - 23.6%
54,351	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	553,296
6,692	Vanguard Short-Term Bond Index Fund, Admiral Class	67,788
		621,084

	TOTAL OPEN END FUNDS (Cost $2,185,330)	2,390,144

	SHORT-TERM INVESTMENTS — 9.4%
	MONEY MARKET FUNDS - 9.4%
246,113	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $246,113)(b)	246,113

	TOTAL INVESTMENTS - 100.4% (Cost $2,431,443)	$2,636,257
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(9,684)
	NET ASSETS - 100.0%	$2,626,573

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 91.8%
	ALTERNATIVE - 5.0%
7,127	Eaton Vance Global Macro Absolute Return Fund, Class I	$64,567

	EQUITY - 65.6%
1,147	Saratoga Health & Biotechnology Portfolio, Class I(a)	33,015
6,744	Saratoga Large Capitalization Growth Portfolio, Class I(a)	216,606
6,783	Saratoga Large Capitalization Value Portfolio, Class I(a)	184,232
12,771	Saratoga Mid Capitalization Portfolio, Class I(a)	173,172
12,672	Saratoga Small Capitalization Portfolio, Class I(a)	102,391
2,163	Saratoga Technology & Communications Portfolio, Class I(a)	64,103
1,564	Vanguard Total International Stock Index Fund, Admiral Class	73,362
		846,881
	FIXED INCOME - 21.2%
23,716	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	241,433
3,110	Vanguard Short-Term Bond Index Fund, Admiral Class	31,502
		272,935

	TOTAL OPEN END FUNDS (Cost $1,069,532)	1,184,383

	SHORT-TERM INVESTMENTS — 9.0%
	MONEY MARKET FUNDS - 9.0%
116,387	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $116,387)(b)	116,387

	TOTAL INVESTMENTS - 100.8% (Cost $1,185,919)	$1,300,770
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(9,933)
	NET ASSETS - 100.0%	$1,290,837

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 90.3%
	ALTERNATIVE - 7.1%
7,454	Eaton Vance Global Macro Absolute Return Fund, Class I	$67,531

	EQUITY - 55.3%
4,760	Saratoga Large Capitalization Growth Portfolio, Class I(a)	152,886
4,747	Saratoga Large Capitalization Value Portfolio, Class I(a)	128,929
9,355	Saratoga Mid Capitalization Portfolio, Class I(a)	126,850
8,402	Saratoga Small Capitalization Portfolio, Class I(a)	67,886
1,048	Vanguard Total International Stock Index Fund, Admiral Class	49,149
		525,700
	FIXED INCOME - 27.9%
23,470	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	238,924
2,657	Vanguard Short-Term Bond Index Fund, Admiral Class	26,912
		265,836

	TOTAL OPEN END FUNDS (Cost $792,502)	859,067

	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUNDS - 10.4%
98,885	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $98,885)(b)	98,885

	TOTAL INVESTMENTS - 100.7% (Cost $891,387)	$957,952
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(6,640)
	NET ASSETS - 100.0%	$951,312

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Assets:
Investments, at cost
(including collateral on loaned securities) (See Note 2)	$13,545,667	$27,872,127	$9,460,279	$6,067,755	$2,745,434
Total Investments, at cost
(including collateral on loaned securities) (See Note 2) (a)	$14,667,681	$35,048,898	$10,886,047	$7,174,258	$3,908,782
Total Investments, at value
Foreign Cash (Cost $0, $0, $0, $0, $2,432)	-	-	-	-	2,429
Receivable for securities sold	-	-	118,048	546,583	-
Receivable for fund shares sold	45	60	-	-	-
Interest and dividends receivable	11,453	8,808	13,687	1,973	12,556
Prepaid expenses and other assets	8,388	15,738	9,754	976	-
Total Assets	14,687,567	35,073,504	11,027,536	7,723,790	3,923,767

Liabilities:
Securities lending collateral (See Note 2)	-	-	-	99,013	161,723
Payable for securities purchased	-	-	444,906	513,150	-
Payable for fund shares redeemed	13,587	33,937	9,826	2,897	-
Payable to manager	10,407	19,887	6,950	4,031	4,455
Unrealized depreciation on forward currency
exchange contracts	-	-	-	-	1
Administration fees payable	33,601	80,100	37,990	19,548	11,367
Custody fees payable	3,301	6,747	14,786	7,007	854
Trustee fees payable	631	468	134	15	18
Compliance officer fees payable	58	2,410	5	656	326
Payable for distribution (12b-1) fees	202	1,437	573	31	7
Accrued expenses and other liabilities	18,686	28,861	14,413	13,163	3,694
Total Liabilities	80,473	173,847	529,583	659,511	182,445

Net Assets	$14,607,094	$34,899,657	$10,497,953	$7,064,279	$3,741,322

Net Assets:
Par value of shares of beneficial interest	$5,420	$13,150	$8,112	$9,532	$2,063
Paid in capital	12,025,125	24,419,702	7,507,609	5,186,387	4,025,729
Accumulated earnings/(deficit)	2,576,549	10,466,805	2,982,232	1,868,360	(286,470)
Net Assets	$14,607,094	$34,899,657	$10,497,953	$7,064,279	$3,741,322

Net Asset Value Per Share
Class I
Net Assets	$14,127,521	$31,490,889	$8,935,773	$6,957,285	$3,641,337
Shares of beneficial interest outstanding	520,228	980,405	659,069	861,065	200,376
Net asset value, redemption price and offering price per share	$27.16	$32.12	$13.56	$8.08	$18.17

Class A
Net Assets	$397,453	$2,976,279	$1,514,818	$74,326	$49,666
Shares of beneficial interest outstanding	16,524	123,961	144,189	11,226	2,735
Net asset value, redemption price per share	$24.05	$24.01	$10.51	$6.62	$18.16
Offering price per share (maximum sales charge of 5.75%)	$25.52	$25.47	$11.15	$7.02	$19.27

Class C
Net Assets	$82,120	$432,489	$47,362	$32,668	$50,319
Shares of beneficial interest outstanding	5,280	210,635	7,969	80,890	3,145
Net asset value, offering price per share (b)	$15.55	$2.05	$5.94	$0.40	$16.00

(a) Includes securities loaned of:	$-	$-	$209,214	$656,769	$203,202
(b)					Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Investment Quality Bond Portfolio		U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$-	$-	$-		$-	$1,048,929
Investments in Unaffiliated securities, at cost
(including collateral on loaned securities) (See Note 2)	5,866,415	13,018,518	7,489,247		4,028,116	638,165
Total Investments, at cost	$5,866,415	$13,018,518	$7,489,247		$4,028,116	$1,687,094

Investments in Affiliates, at value	$-	$-	$-		$-	$1,183,398
Investments in Unaffiliated securities, at value
(including collateral on loaned securities) (See Note 2) (a)	11,603,090	41,046,711	7,388,954		4,028,116	686,612
Total Investments, at value	$11,603,090	$41,046,711	$7,388,954		$4,028,116	$1,870,010
Cash	-	241	-		-	-
Receivable for fund shares sold	-	-	124		73	-
Interest and dividends receivable	8,122	15,029	454		12,036	416
Prepaid expenses and other assets	4,102	12,185	3,682		20,852	412
Total Assets	11,615,314	41,074,166	7,393,214		4,061,077	1,870,838

Liabilities:
Payable for fund shares redeemed	1,797	1,140	-		-	-
Payable to manager	12,225	42,698	5,495		1,648	992
Administration fees payable	31,120	103,367	18,698		-	6,893
Custody fees payable	1,836	5,229	1,726		600	378
Trustee fees payable	30	1,711	445		-	-
Compliance officer fees payable	200	3,321	250		-	-
Payable for distribution (12b-1) fees	1,815	6,536	7,996		130	236
Distributions payable	-	-	-		56	-
Accrued expenses and other liabilities	14,295	36,080	11,872		4,637	2,230
Total Liabilities	63,318	200,082	46,482		7,071	10,729

Net Assets	$11,551,996	$40,874,084	$7,346,732		$4,054,006	$1,860,109

Net Assets:
Par value of shares of beneficial interest	$4,511	$16,292	$7,882		$40,628	$1,454
Paid in capital	5,256,110	3,618,854	7,495,384		4,012,981	1,523,294
Accumulated earnings	6,291,375	37,238,938	(156,534)		397	335,361
Net Assets	$11,551,996	$40,874,084	$7,346,732		$4,054,006	$1,860,109

Net Asset Value Per Share
Class I
Net Assets	$5,974,366	$24,017,668	$7,196,579		$3,881,652	$1,453,120
Shares of beneficial interest outstanding	207,595	810,192	771,890		3,890,299	113,245
Net asset value, redemption price and offering price per share	$28.78	$29.64	$9.32		$1.00	$12.83

Class A
Net Assets	$5,250,552	$15,442,455	$150,141		$74,661	$176,497
Shares of beneficial interest outstanding	222,295	686,943	16,310		74,694	13,864
Net asset value, redemption price per share	$23.62	$22.48	$9.21		$1.00	$12.73
Offering price per share (maximum sales charge of 5.75%)	$25.06	$23.85	$9.77		$1.06	$13.51

Class C
Net Assets	$327,078	$1,413,961	$12		$97,693	$230,492
Shares of beneficial interest outstanding	21,220	132,057	1		97,783	18,307
Net asset value, offering price per share (b)	$15.41	$10.71	$9.05	(c)	$1.00	$12.59

(a) Includes securities loaned of:	$-	$1,510,747	$-		$-	$-
(b)	Redemption price per C share varies based on length of time shares are held.
(c)	Does not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$1,224,893	$1,346,654	$681,524	$425,573
Investments in Unaffiliated securities, at cost	1,876,556	1,084,789	504,395	465,814
Total Investments, at cost	$3,101,449	$2,431,443	$1,185,919	$891,387

Investments in Affiliates, at value	$1,335,207	$1,519,688	$773,519	$476,551
Investments in Unaffiliated securities, at value	1,892,927	1,116,569	527,251	481,401
Total Investments, at value	$3,228,134	$2,636,257	$1,300,770	$957,952
Interest and dividends receivable	1,474	893	300	304
Prepaid expenses and other assets	922	1,830	82	71
Total Assets	3,230,530	2,638,980	1,301,152	958,327

Liabilities:
Payable to manager	638	1,051	1,456	943
Administration fees payable	8,716	7,347	6,885	4,485
Custody fees payable	611	531	302	243
Trustee fees payable	181	14	6	11
Compliance officer fees payable	48	13	18	22
Payable for distribution (12b-1) fees	623	726	213	242
Accrued expenses and other liabilities	3,821	2,725	1,435	1,069
Total Liabilities	14,638	12,407	10,315	7,015

Net Assets	$3,215,892	$2,626,573	$1,290,837	$951,312

Net Assets:
Par value of shares of beneficial interest	$2,800	$2,094	$1,025	$840
Paid in capital	2,895,411	2,238,136	1,072,861	822,328
Accumulated earnings	317,681	386,343	216,951	128,144
Net Assets	$3,215,892	$2,626,573	$1,290,837	$951,312

Net Asset Value Per Share
Class I
Net Assets	$2,523,743	$1,749,703	$1,003,384	$668,799
Shares of beneficial interest outstanding	218,640	138,253	79,334	58,410
Net asset value, redemption price and offering price per share	$11.54	$12.66	$12.65	$11.45

Class A
Net Assets	$30,353	$40,374	$109,590	$17
Shares of beneficial interest outstanding	2,627	3,210	8,738	2
Net asset value, redemption price per share	$11.55	$12.58	$12.54	$11.45	(b)
Offering price per share (maximum sales charge of 5.75%)	$12.25	$13.35	$13.31	$12.15

Class C
Net Assets	$661,796	$836,496	$177,863	$282,496
Shares of beneficial interest outstanding	58,704	67,943	14,399	25,598
Net asset value, offering price per share (a)	$11.27	$12.31	$12.35	$11.04

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Investment Income:
Dividend income	$129,948	$161,793	$6,080	49,573	$99,256
Interest income	23,868	19,143	118,402	8,803	2,374
Securities lending income - net	1,668	915	612	1,344	266
Less: Foreign withholding taxes	(621)	-	(17)	-	(13,752)
Total Investment Income	154,863	181,851	125,077	59,720	88,144

Operating Expenses:
Management fees	108,701	241,497	81,607	44,001	26,636
Distribution (12b-1) fees
Class A Shares	1,610	13,648	5,921	286	186
Class C Shares	652	4,752	354	182	145
Administration fees	98,115	247,083	83,918	43,840	40,727
Professional fees	21,569	59,613	20,868	8,227	4,409
Printing and postage expense	18,839	33,610	12,903	8,614	5,595
Compliance officer fees	6,722	17,488	5,078	2,511	1,078
Custodian fees	5,379	7,176	40,217	10,263	17,840
Trustees’ fees	4,905	10,596	2,793	1,712	965
Shareholder servicing fees	4,358	15,962	3,382	1,707	1,713
Registration fees	3,108	6,067	4,694	147	348
Insurance expense	1,290	1,382	2,934	1,723	1,432
Miscellaneous expenses	14,369	26,263	12,071	7,955	6,017
Total Operating Expenses	289,617	685,137	276,740	131,168	107,091
Less: Expenses waived and/or reimbursed	-	-	(4,320)	-	(3,970)
Net Operating Expenses	289,617	685,137	272,420	131,168	103,121

Net Investment (Loss)	(134,754)	(503,286)	(147,343)	(71,448)	(14,977)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	2,375,646	7,424,856	2,240,398	976,611	688,396
Net realized gain	2,375,646	7,424,856	2,240,398	976,611	688,396

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency translations	(1,685,223)	(3,085,430)	(566,210)	183,484	189,245

Net Realized and Unrealized Gain on Investments	690,423	4,339,426	1,674,188	1,160,095	877,641

Net Increase in Net Assets Resulting From Operations	$555,669	$3,836,140	$1,526,845	$1,088,647	$862,664

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Investment Quality Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio
Investment Income:
Dividend income	$122,914	$264,795	$326,773	$-	$21,144
Interest income	8,004	13,049	11,944	155,336	4,531
Dividend income from Affiliates	-	-	-	-	33,149
Securities lending income - net	147	342	-	-	-
Less: Foreign withholding taxes	(3,269)	(479)	-	-	-
Total Investment Income	127,796	277,707	338,717	155,336	58,824

Operating Expenses:
Management fees	136,172	510,427	44,242	20,190	15,809
Distribution (12b-1) fees
Class A Shares	19,445	60,730	598	249	424
Class C Shares	3,677	14,945	2	1,342	2,231
Administration fees	72,209	291,107	66,050	24,704	14,182
Professional fees	23,852	53,273	14,754	4,491	2,304
Printing and postage expense	14,319	35,184	10,708	5,151	2,895
Shareholder servicing fees	5,887	26,137	1,798	252	-
Custodian fees	2,858	7,862	1,636	996	513
Trustees’ fees	2,588	12,825	2,530	-	482
Insurance expense	2,030	4,886	1,874	385	74
Compliance officer fees	1,552	16,027	5,015	927	752
Registration fees	1,014	5,635	690	511	398
Miscellaneous expenses	13,314	34,449	10,111	4,458	2,538
Total Operating Expenses	298,917	1,073,487	160,008	63,656	42,602
Less: Expenses waived and/or reimbursed	-	-	(5,257)	-	(22,550)
Net Operating Expenses	298,917	1,073,487	154,751	63,656	20,052

Net Investment Income/(Loss)	(171,121)	(795,780)	183,966	91,680	38,772

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	730,306	11,465,382	48,749	-	25,657
Affiliated Investments	-	-	-	-	26,184
Distribution of realized gains by underlying:
Affiliated Investment Companies	-	-	-	-	98,838
Net realized gain	730,306	11,465,382	48,749	-	150,679

Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	-	-	-	(29,056)
Foreign currency transactions	2,149,079	(4,756,284)	(268,381)	-	(4,505)
Net change in unrealized appreciation/(depreciation)	2,149,079	(4,756,284)	(268,381)	-	(33,561)

Net Realized and Unrealized Gain/(Loss) on Investments	2,879,385	6,709,098	(219,632)	-	117,118

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,708,264	$5,913,318	$(35,666)	$91,680	$155,890

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Investment Income:
Dividend income	$70,908	$39,298	$18,294	$16,726
Interest income	15,688	8,875	3,890	3,379
Dividend income from Affiliates	55,558	53,884	25,850	17,851
Total Investment Income	142,154	102,057	48,034	37,956

Operating Expenses:
Management fees	29,572	23,300	11,711	8,372
Distribution (12b-1) fees
Class A Shares	59	89	263	-
Class C Shares	7,491	8,605	2,328	2,690
Administration fees	22,684	18,433	12,093	9,534
Professional fees	5,097	4,014	2,195	1,238
Printing and postage expense	4,557	3,391	2,043	1,325
Registration fees	4,061	1,954	1,031	2,142
Compliance officer fees	1,459	1,120	570	474
Trustees’ fees	1,101	749	302	124
Custodian fees	893	817	432	266
Insurance expense	461	418	218	155
Shareholder servicing fees	92	54	25	-
Miscellaneous expenses	3,118	3,683	2,582	2,784
Total Operating Expenses	80,645	66,627	35,793	29,104
Less: Expenses waived and/or reimbursed	(40,571)	(32,299)	(20,321)	(17,203)
Net Operating Expenses	40,074	34,328	15,472	11,901

Net Investment Income	102,080	67,729	32,562	26,055

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	16,070	25,657	18,447	1,793
Affiliated Investments	47,784	37,930	24,741	13,261
Distribution of realized gains by underlying:
Affiliated Investment Companies	124,814	137,443	70,700	42,634
Net realized gain	188,668	201,030	113,888	57,688

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	(97,996)	(72,262)	(35,018)	(24,968)
Investments	(23,348)	(21,274)	(10,100)	2,136
Net change in unrealized depreciation	(121,344)	(93,536)	(45,118)	(22,832)

Net Realized and Unrealized Gain on Investments	67,324	107,494	68,770	34,856

Net Increase in Net Assets Resulting From Operations	$169,404	$175,223	$101,332	$60,911

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value Portfolio		Large Capitalization Growth Portfolio		Mid Capitalization Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations:
Net investment loss	$(134,754)	$(157,293)	$(503,286)	$(397,616)	$(147,343)	$(122,808)
Net realized gain on investments	2,375,646	2,392,806	7,424,856	6,828,760	2,240,398	2,613,052
Net change in unrealized appreciation/(depreciation) on investments	(1,685,223)	352,359	(3,085,430)	2,674,506	(566,210)	(969,442)
Net increase in net assets resulting from operations	555,669	2,587,872	3,836,140	9,105,650	1,526,845	1,520,802

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,940,605)	(2,721,378)	(4,515,350)	(6,549,282)	(1,857,275)	(1,540,586)
Class A	(50,226)	(59,203)	(581,330)	(632,577)	(348,019)	(265,792)
Class C	(12,022)	(13,244)	(375,655)	(479,633)	(11,050)	(19,263)
Total Dividends and Distributions to Shareholders	(2,002,853)	(2,793,825)	(5,472,335)	(7,661,492)	(2,216,344)	(1,825,641)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,119,691	736,259	4,369,431	12,308,034	912,577	380,219
Class A	10,801	7,356	142,821	667,617	8,482	21,615
Class C	27,083	6,527	53,470	104,056	14,962	4,567
Reinvestment of dividends and distributions
Class I	1,862,030	2,665,332	4,279,455	6,288,616	1,780,565	1,493,621
Class A	48,454	57,044	561,431	598,874	342,532	261,984
Class C	12,022	13,244	375,608	479,558	11,050	19,263
Cost of shares redeemed
Class I	(5,638,453)	(4,797,562)	(11,476,399)	(14,750,949)	(2,464,291)	(3,464,693)
Class A	(44,620)	(39,852)	(980,518)	(216,339)	(81,203)	(390,499)
Class C	(10,877)	(22,439)	(287,197)	(444,859)	(904)	(63,153)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(2,613,869)	(1,374,091)	(2,961,898)	5,034,608	523,770	(1,737,076)

Total Increase/(Decrease) in Net Assets	(4,061,053)	(1,580,044)	(4,598,093)	6,478,766	(165,729)	(2,041,915)

Net Assets:
Beginning of year	18,668,147	20,248,191	39,497,750	33,018,984	10,663,682	12,705,597
End of year	$14,607,094	$18,668,147	$34,899,657	$39,497,750	$10,497,953	$10,663,682

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization Portfolio		International Equity Portfolio		Health & Biotechnology Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations:
Net investment loss	$(71,448)	$(79,863)	$(14,977)	$(11,355)	$(171,121)	$(179,914)
Net realized gain on investments and foreign currency transactions	976,611	591,485	688,396	411,095	730,306	371,772
Net change in unrealized appreciation/ (depreciation) on investments and foreign currency transactions	183,484	(207,816)	189,245	225,994	2,149,079	(1,582,237)
Net increase/(decrease) in net assets resulting from operations	1,088,647	303,806	862,664	625,734	2,708,264	(1,390,379)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(497,175)	(722,397)	-	(23,108)	(172,730)	(66,366)
Class A	(6,624)	(8,800)	-	(116)	(173,359)	(60,909)
Class C	(1,597)	(6,906)	-	-	(22,522)	(8,347)
Total Dividends and Distributions to Shareholders	(505,396)	(738,103)	-	(23,224)	(368,611)	(135,622)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,059,555	551,171	600,852	338,051	298,618	130,421
Class A	131	9,870	544	177	4,675	148,625
Class C	17,534	2,566	36,795	1,734	-	-
Reinvestment of dividends and distributions
Class I	483,078	715,610	-	22,357	161,018	62,607
Class A	6,624	8,800	-	116	159,841	55,694
Class C	1,597	6,906	-	-	21,673	8,070
Cost of shares redeemed
Class I	(1,391,997)	(1,926,703)	(1,057,563)	(1,191,260)	(882,488)	(1,444,936)
Class A	(7,172)	(7,203)	(6,346)	(4,392)	(248,002)	(636,384)
Class C	(131)	-	(73)	-	(155,068)	(92,139)
Net increase/(decrease) in net assets from share transactions of beneficial interest	169,219	(638,983)	(425,791)	(833,217)	(639,733)	(1,768,042)

Total Increase/(Decrease) in Net Assets	752,470	(1,073,280)	436,873	(230,707)	1,699,920	(3,294,043)

Net Assets:
Beginning of year	6,311,809	7,385,089	3,304,449	3,535,156	9,852,076	13,146,119
End of year	$7,064,279	$6,311,809	$3,741,322	$3,304,449	$11,551,996	$9,852,076

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications Portfolio		Investment Quality Bond Portfolio		U.S. Government Money Market Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations:
Net investment income/(loss)	$(795,780)	$(746,937)	$183,966	$222,116	$91,680	$142,399
Net realized gain on investments and foreign currency transactions	11,465,382	5,123,431	48,749	52,726	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,756,284)	2,299,673	(268,381)	3,902	-	-
Net increase/(decrease) in net assets resulting from operations	5,913,318	6,676,167	(35,666)	278,744	91,680	142,399

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,901,427)	(2,516,269)	(165,829)	(205,221)	(89,131)	(137,996)
Class A	(2,251,999)	(1,949,153)	(2,866)	(2,371)	(1,096)	(1,934)
Class C	(420,795)	(425,218)	(3)	(2)	(1,594)	(2,567)
Total Dividends and Distributions to Shareholders	(5,574,221)	(4,890,640)	(168,698)	(207,594)	(91,821)	(142,497)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,399,966	523,692	1,444,018	622,848	2,473,236	4,566,742
Class A	129,769	206,586	26,525	530	26,074	25,450
Class C	16,080	10,550	-	-	107,566	52,946
Reinvestment of dividends and distributions
Class I	2,702,170	2,361,109	162,331	202,016	86,118	134,375
Class A	2,146,856	1,832,926	2,866	2,371	1,095	1,888
Class C	406,978	408,046	3	2	1,579	2,560
Cost of shares redeemed
Class I	(5,531,572)	(3,692,763)	(2,587,756)	(3,733,309)	(3,264,450)	(4,385,940)
Class A	(2,932,615)	(1,906,901)	(9,063)	(20,139)	(4,122)	(53,157)
Class C	(490,130)	(660,844)	(283)	-	(141,699)	(115,338)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(2,152,498)	(917,599)	(961,359)	(2,925,681)	(714,603)	229,526

Total Increase/(Decrease) in Net Assets	(1,813,401)	867,928	(1,165,723)	(2,854,531)	(714,744)	229,428

Net Assets:
Beginning of year	42,687,485	41,819,557	8,512,455	11,366,986	4,768,750	4,539,322
End of year	$40,874,084	$42,687,485	$7,346,732	$8,512,455	$4,054,006	$4,768,750

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced Allocation Portfolio		Conservative Balanced Allocation Portfolio		Moderate Balanced Allocation Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations:
Net investment income	$38,772	$21,591	$102,080	$71,254	$67,729	$37,400
Net realized gain on investments	51,841	605	63,854	11,578	63,587	3,627
Distribution of realized gains by underlying investment companies	98,838	109,974	124,814	160,977	137,443	161,534
Net change in unrealized appreciation (depreciation) on investments	(33,561)	39,008	(121,344)	42,489	(93,536)	41,494
Net increase in net assets resulting from operations	155,890	171,178	169,404	286,298	175,223	244,055

Distributions to Shareholders:
Total Distributions Paid:
Class I	(116,740)	(33,118)	(213,055)	(80,900)	(153,434)	(53,263)
Class A	(14,675)	(4,170)	(1,421)	(1,230)	(3,238)	(781)
Class C	(17,633)	(4,362)	(58,388)	(17,632)	(73,791)	(21,213)
Total Dividends and Distributions to Shareholders	(149,048)	(41,650)	(272,864)	(99,762)	(230,463)	(75,257)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	81,482	71,901	49,558	93,873	39,760	38,442
Class A	-	-	13,066	-	11,876	1,131
Class C	5,913	5,424	20,112	15,872	65,528	137,592
Reinvestment of dividends and distributions
Class I	116,740	33,118	213,055	80,900	153,434	53,263
Class A	14,675	4,170	1,421	1,230	3,238	780
Class C	17,633	4,362	58,388	17,632	73,791	21,214
Cost of shares redeemed
Class I	(9,015)	(12,809)	(169,837)	(154,796)	(29,015)	(41,398)
Class A	-	-	(24,303)	(1,425)	(15)	-
Class C	(20,107)	(765)	(146,451)	(5,401)	(126,597)	(16,295)
Net increase in net assets from share transactions of beneficial interest	207,321	105,401	15,009	47,885	192,000	194,729

Total Increase/(Decrease) in Net Assets	214,163	234,929	(88,451)	234,421	136,760	363,527

Net Assets:
Beginning of year	1,645,946	1,411,017	3,304,343	3,069,922	2,489,813	2,126,286
End of year	$1,860,109	$1,645,946	$3,215,892	$3,304,343	$2,626,573	$2,489,813

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced Allocation Portfolio		Moderately Conservative Balanced Allocation Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations:
Net investment income	$32,562	$18,732	$26,055	$16,356
Net realized gain on investments	43,188	854	15,054	6,741
Distribution of realized gains by underlying affiliated investment companies	70,700	82,013	42,634	60,492
Net change in unrealized appreciation/ (depreciation) on investments	(45,118)	24,402	(22,832)	8,374
Net increase in net assets resulting from operations	101,332	126,001	60,911	91,963

Distributions to Shareholders:
Total Distributions Paid:
Class I	(88,123)	(28,787)	(65,698)	(24,925)
Class A	(9,465)	(2,957)	(2)	(1)
Class C	(19,298)	(5,766)	(24,713)	(6,811)
Total Dividends and Distributions to Shareholders	(116,886)	(37,510)	(90,413)	(31,737)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	25,870	14,000	-	4,397
Class A	1,737	1,737	-	-
Class C	24,844	8,864	12,040	11,200
Reinvestment of dividends and distributions
Class I	88,123	28,787	65,698	24,925
Class A	9,465	2,957	2	1
Class C	19,298	5,766	24,713	6,810
Cost of shares redeemed
Class I	(14,961)	(181)	(23,000)	(69,744)
Class A	(15)	(15)	-	-
Class C	(116,523)	-	-	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	37,838	61,915	79,453	(22,411)

Total Increase in Net Assets	22,284	150,406	49,951	37,815

Net Assets:
Beginning of year	1,268,553	1,118,147	901,361	863,546
End of year	$1,290,837	$1,268,553	$951,312	$901,361

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of fourteen series. These financial statements include the following fourteen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Investment Quality Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass, LLC, serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Investment Quality Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Investment Quality Bond, U.S. Government Money Market, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation are “fund of funds”, in that the Portfolios will generally invest in other investment companies.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement - The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026 for each Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,300,169	$-	$-	$14,300,169
Short-Term Investment	367,512	-	-	367,512
Total	$14,667,681	$-	$-	$14,667,681

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,570,899	$-	$-	$34,570,899
Short-Term Investment	477,999	-	-	477,999
Total	$35,048,898	$-	$-	$35,048,898

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,409,756	$-	$-	$10,409,756
Short-Term Investment	476,291	-	-	476,291
Total	$10,886,047	$-	$-	$10,886,047

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,859,989	$-	$-	$6,859,989
Short-Term Investment	314,269	-	-	314,269
Total	$7,174,258	$-	$-	$7,174,258

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$91,521	$-	$91,521
Canada	176,253	-	-	176,253
Cayman Islands	-	185,536	-	185,536
China	-	68,435	-	68,435
France	-	169,635	-	169,635
Germany	-	271,173	-	271,173
Hong Kong	-	60,587	-	60,587
Italy	-	281,705	-	281,705
Japan	-	551,905	-	551,905
Korea (Republic of)	-	306,913	-	306,913
Luxembourg	-	92,464	-	92,464
Malaysia	-	63,325	-	63,325
Portugal	-	81,477	-	81,477
Singapore	-	111,893	-	111,893
Spain	-	202,902	-	202,902
Sweden	-	88,173	-	88,173
Switzerland	-	73,012	-	73,012
Taiwan Province of China	372,848	-	-	372,848
Thailand	-	53,494	-	53,494
United Kingdom	158,626	172,370	-	330,996
Exchange Traded Fund
India	53,179	-	-	53,179
Short-Term Investment	221,356	-	-	221,356
Total	$982,262	$2,926,520	$-	$3,908,782

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,416,040	$-	$-	$11,416,040
Short-Term Investment	187,050	-	-	187,050
Total	$11,603,090	$-	$-	$11,603,090

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$40,875,285	$-	$-	$40,875,285
Short-Term Investment	171,426	-	-	171,426
Total	$41,046,711	$-	$-	$41,046,711

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$7,247,644	$-	$-	$7,247,644
Short-Term Investment	141,310	-	-	141,310
Total	$7,388,954	$-	$-	$7,388,954

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,028,116	$-	$-	$4,028,116
Total	$4,028,116	$-	$-	$4,028,116

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,729,348	$-	$-	$1,729,348
Short-Term Investment	140,662	-	-	140,662
Total	$1,870,010	$-	$-	$1,870,010

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,795,201	$-	$-	$2,795,201
Short-Term Investment	432,933	-	-	432,933
Total	$3,228,134	$-	$-	$3,228,134

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,390,144	$-	$-	$2,390,144
Short-Term Investment	246,113	-	-	246,113
Total	$2,636,257	$-	$-	$2,636,257

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,184,383	$-	$-	$1,184,383
Short-Term Investment	116,387	-	-	116,387
Total	$1,300,770	$-	$-	$1,300,770

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$859,067	$-	$-	$859,067
Short-Term Investment	98,885	-	-	98,885
Total	$957,952	$-	$-	$957,952

The Funds did not hold any Level 3 securities during the year.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2026, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	CLCF Utilized	Total
Large Capitalization Value	$-	$-	$-	$-
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	1,420,704	-	704,360	1,420,704
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Investment Quality Bond	-	105,310	49,158	105,310
U.S. Government Money Market	-	-	-	-
Aggressive Balanced Allocation	-	-	-	-
Conservative Balanced Allocation	-	-	-	-
Moderate Balanced Allocation	-	-	-	-
Moderately Aggressive Balanced Allocation	-	-	-	-
Moderately Conservative Balanced Allocation	-	-	-	-

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2023-2025 returns and expected to be taken in the Portfolios’ 2026 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2026, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex- dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Investment Quality Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Risk. The value of the Portfolio’s securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The Portfolio is subject to investment and operational risks associated with social, financial, economic and other global market developments (such as recessions, inflation, rapid interest rate changes, war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) and disruptions, which can negatively impact issuers, industries, governments and other systems, including the securities markets and cause the Portfolio to lose value. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects and may negatively impact broad segments of businesses and populations. These events may have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At August 31, 2026, the following portfolio loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in short term investments as shown in the Schedule of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	Value of Non-cash Collateral
Mid Capitalization	$209,214	$246,494	$246,494
Small Capitalization	$656,769	$682,152	$583,139
International Equity	$203,202	$215,684	$53,960
Technology & Communications	$1,510,747	$1,567,536	$1,567,536

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

At August 31, 2026, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	1.08%
Large Capitalization Growth	0.50%
Mid Capitalization	0.49%
Small Capitalization	2.25%
International Equity	0.30%
Health & Biotechnology	0.12%
Technology & Communications	0.12%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of August 31, 2026.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Small Capitalization
Description of Liability
Securities Loaned	$99,013	$99,013	$-	$-

International Equity
Description of Liability
Securities Loaned	$161,723	$161,723	$-	$-

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology and Technology & Communications; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub- advisers directly.

For the year ended August 31, 2026, the Manager waived $4,320 for Mid Capitalization, $3,970 for International Equity, $5,257 for Investment Quality Bond, $22,550 for Aggressive Balanced Allocation, $40,571 for Conservative Balanced Allocation, $32,299 for Moderate Balanced Allocation, $20,321 for Moderately Aggressive Balanced Allocation, and $17,203 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00%. Class I shares are offered at net asset value.

For the year ended August 31, 2026, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges Class A	CDSC’s Class C
Large Capitalization Value	$-	$72
Large Capitalization Growth	4,254	435
Mid Capitalization	301	50
Small Capitalization	-	25
International Equity	-	18
Health & Biotechnology	-	-
Technology & Communications	556	161
Investment Quality Bond	-	-
U.S Government Money Market	-	283
Aggressive Balanced Allocation	-	59
Conservative Balanced Allocation	-	201
Moderate Balanced Allocation	69	586
Moderately Aggressive Balanced Allocation	63	4
Moderately Conservative Balanced Allocation	-	-

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at August 31, 2026 for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C, and I shares, respectively, of Large Capitalization Value and Large Capitalization Growth; 3.40%, 4.00% and 3.00%, of Mid Capitalization, Small Capitalization, and International Equity for Class A, C, and I shares, respectively; 2.80%, 3.40% and 2.40%, for Class A, C, and I shares, respectively, of Investment Quality Bond; 2.15%, 2.75% and 1.75% for Class A, C, and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C, and I shares, respectively, of Health & Biotechnology and Technology & Communications. For the Aggressive

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I, and C shares, respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2027.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2027	8/31/2028	8/31/2029
International Equity	$-	$16,960	$3,970
Mid Cap	-	-	4,320
Investment Quality Bond	-	-	5,257
Aggressive Balanced Allocation	20,749	25,837	22,550
Conservative Balanced Allocation	32,927	40,556	40,571
Moderate Balanced Allocation	25,431	33,813	32,299
Moderately Aggressive Balanced Allocation	18,014	24,159	20,321
Moderately Conservative Balanced Allocation	14,298	20,243	17,203

For the year ended August 31, 2026, waived expenses in the amount of $16,046 for Aggressive Balanced Allocation, $28,817 for Conservative Balanced Allocation, $21,341 for Moderate Balanced Allocation, $14,601 for Moderately Aggressive Balanced Allocation, and $11,198 for Moderately Conservative Balanced Allocation expired unrecouped.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the year ended August 31, 2026, the amount received by the participating Portfolio under this arrangement was as follows: Large Capitalization Value, $432. This amount is included with the realized gain/loss for the Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at August 31, 2026, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2025	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 8/31/2026	Shares at 8/31/2026	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$41,377	$-	$40,787	$3,869	$(4,459)	$-	$-	$-	$-
Saratoga Health & Biotechnology Portfolio, CL I	51,193	5,721	-	-	13,338	70,252	2,441	-	1,790
Saratoga Large Capitalization Growth Portfolio, CL I	318,915	42,340	59,249	17,508	(19,963)	299,551	9,326	8,277	26,063
Saratoga Large Capitalization Value Portfolio, CL I	271,098	34,513	32,794	4,807	(24,026)	253,598	9,337	7,916	19,472
Saratoga Mid Capitalization Portfolio, CL I	178,671	72,430	-	-	(11,280)	239,821	17,686	16,956	25,088
Saratoga Small Capitalization Value Portfolio, CL I	138,917	36,758	-	-	15,276	190,951	23,633	-	13,055
Saratoga Technology & Communications Portfolio, CL I	64,048	63,119	-	-	2,058	129,225	4,360	-	13,370
Total	1,064,219			26,184	(29,056)	1,183,398		33,149	98,838

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$534,168	$58,408	$109,473	$34,940	$(41,473)	$476,570	$14,837	$14,079	$44,330
Saratoga Large Capitalization Value Portfolio, CL I	436,989	45,745	53,729	6,684	(38,497)	397,192	14,624	13,222	32,523
Saratoga Mid Capitalization Portfolio, CL I	291,071	130,048	25,650	4,858	(23,750)	376,577	27,771	28,257	41,809
Saratoga Small Capitalization Value Portfolio, CL I	62,325	21,062	5,545	1,302	5,724	84,868	10,503	-	6,152
	1,324,553			47,784	(97,996)	1,335,207		55,558	124,814

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$34,252	$-	$33,763	$6,037	$(6,526)	$-	$-	$-	$-
Saratoga Health & Biotechnology Portfolio, CL I	42,388	2,215	1,485	27	10,674	53,819	1,870	-	1,456
Saratoga Large Capitalization Growth Portfolio, CL I	492,064	56,274	75,807	23,202	(30,423)	465,310	14,487	13,564	42,710
Saratoga Large Capitalization Value Portfolio, CL I	426,191	44,624	47,255	6,137	(37,236)	392,461	14,450	12,898	31,725
Saratoga Mid Capitalization Portfolio, CL I	290,033	106,142	8,060	1,573	(20,172)	369,516	27,250	27,422	40,574
Saratoga Small Capitalization Value Portfolio, CL I	96,760	29,548	2,790	649	10,242	134,409	16,635	-	9,639
Saratoga Technology & Communications Portfolio, CL I	59,743	45,026	2,080	305	1,179	104,173	3,515	-	11,339
Total	1,441,431			37,930	(72,262)	1,519,688		53,884	137,443

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$26,617	$-	$26,237	$7,461	$(7,841)	$-	$-	$-	$-
Saratoga Health & Biotechnology Portfolio, CL I	28,612	909	3,707	44	7,157	33,015	1,147	-	909
Saratoga Large Capitalization Growth Portfolio, CL I	234,066	26,814	41,334	11,922	(14,862)	216,606	6,744	6,463	20,351
Saratoga Large Capitalization Value Portfolio, CL I	205,010	21,518	27,304	3,199	(18,191)	184,232	6,783	6,220	15,299
Saratoga Mid Capitalization Portfolio, CL I	148,866	41,197	8,125	113	(8,879)	173,172	12,771	13,167	19,481
Saratoga Small Capitalization Value Portfolio, CL I	77,115	21,241	4,550	1,216	7,369	102,391	12,672	-	7,505
Saratoga Technology & Communications Portfolio, CL I	36,079	30,097	3,088	786	229	64,103	2,163	-	7,155
Total	756,365			24,741	(35,018)	773,519		25,850	70,700

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$176,628	$18,205	$40,737	$9,046	$(10,256)	$152,886	$4,760	$4,388	$13,817
Saratoga Large Capitalization Value Portfolio, CL I	148,508	14,449	24,033	3,420	(13,415)	128,929	4,747	4,176	10,273
Saratoga Mid Capitalization Portfolio, CL I	110,259	24,883	2,263	483	(6,512)	126,850	9,355	9,287	13,741
Saratoga Small Capitalization Value Portfolio, CL I	49,460	14,116	1,217	312	5,215	67,886	8,402	-	4,803
Total	484,855			13,261	(24,968)	476,551		17,851	42,634

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

4.	INVESTMENT TRANSACTIONS

(a) For the year ended August 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$13,663,573	$18,347,276
Large Capitalization Growth	27,794,187	36,162,947
Mid Capitalization	13,527,168	15,271,436
Small Capitalization	8,202,597	8,598,787
International Equity	2,215,351	2,667,377
Health & Biotechnology	1,389,427	2,310,916
Technology & Communications	6,379,561	14,908,834
Investment Quality Bond	1,159,383	1,958,314
Aggressive Balanced Allocation	441,620	293,849
Conservative Balanced Allocation	457,864	644,346
Moderate Balanced Allocation	429,490	332,068
Moderately Aggressive Balanced Allocation	227,311	230,427
Moderately Conservative Balanced Allocation	139,659	102,769

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of August 31, 2026, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2026, were as follows:

Fund	Derivative	Location of loss on derivatives	Risk Type	Realized and unrealized loss on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(4,781)

			Total	$(4,781)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
Large Capitalization Value
Issued	39,640	26,394	445	270	1,737	428
Redeemed	(203,173)	(176,607)	(1,727)	(1,540)	(691)	(1,246)
Reinvested from Dividends	70,451	99,453	2,063	2,353	788	783
Net Increase (Decrease) in Shares	(93,082)	(50,760)	781	1,083	1,834	(35)
Large Capitalization Growth
Issued	136,504	404,650	5,970	28,257	26,907	14,573
Redeemed	(367,411)	(490,886)	(41,906)	(8,562)	(107,025)	(76,218)
Reinvested from Dividends	135,770	212,741	23,759	25,880	185,028	90,826
Net Increase (Decrease) in Shares	(95,137)	126,505	(12,177)	45,575	104,910	29,181
Mid Capitalization
Issued	66,838	25,164	834	1,722	2,442	692
Redeemed	(181,674)	(247,642)	(7,804)	(33,539)	(155)	(8,523)
Reinvested from Dividends	147,520	103,008	36,517	21,887	2,073	2,375
Net Decrease in Shares	32,684	(119,470)	29,547	(9,930)	4,360	(5,456)
Small Capitalization
Issued	143,737	77,372	22	1,487	42,476	8,275
Redeemed	(185,551)	(277,166)	(1,162)	(1,257)	(355)	-
Reinvested from Dividends	69,508	94,657	1,160	1,386	4,564	17,265
Net Increase (Decrease) in Shares	27,694	(105,137)	20	1,616	46,685	25,540
International Equity
Issued	40,877	27,132	36	15	2,402	160
Redeemed	(68,326)	(95,491)	(403)	(345)	(5)	-
Reinvested from Dividends	-	1,921	-	10	-	-
Net Increase (Decrease) in Shares	(27,449)	(66,438)	(367)	(320)	2,397	160
Health & Biotechnology
Issued	11,550	5,473	218	7,715	-	-
Redeemed	(34,267)	(61,097)	(11,511)	(32,384)	(10,764)	(6,733)
Reinvested from Dividends	6,443	2,633	7,771	2,816	1,608	607
Net Increase (Decrease) in Shares	(16,274)	(52,991)	(3,522)	(21,853)	(9,156)	(6,126)
Technology & Communications
Issued	48,074	18,839	5,982	9,506	1,347	890
Redeemed	(193,502)	(140,248)	(128,451)	(88,199)	(44,153)	(56,475)
Reinvested from Dividends	98,332	87,708	102,720	86,053	40,698	34,347
Net Increase (Decrease) in Shares	(47,096)	(33,701)	(19,749)	7,360	(2,108)	(21,238)
Investment Quality Bond
Issued	150,031	66,571	2,767	56	-	-
Redeemed	(269,921)	(398,371)	(958)	(2,169)	(30)	-
Reinvested from Dividends	17,054	21,462	305	255	- **	- **
Net Decrease in Shares	(102,836)	(310,338)	2,114	(1,858)	(30)	- **

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

	Class I Shares		Class A Shares		Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
U.S. Government Money Market
Issued	2,473,236	4,563,742	26,074	25,450	107,566	52,946
Redeemed	(3,264,450)	(4,385,940)	(4,122)	(53,157)	(141,699)	(115,338)
Reinvested from Dividends	86,118	134,375	1,095	1,888	1,579	2,560
Net Increase (Decrease) in Shares	(705,096)	312,177	23,047	(25,819)	(32,554)	(59,832)
Aggressive Balanced Allocation
Issued	6,588	6,338	-	-	482	462
Redeemed	(711)	(1,060)	-	-	(1,578)	(61)
Reinvested from Dividends	9,577	2,728	1,211	345	1,463	363
Net Increase in Shares	15,454	8,006	1,211	345	367	764
Conservative Balanced Allocation
Issued	4,300	8,150	1,130	-	1,797	1,458
Redeemed	(14,389)	(13,472)	(1,988)	(128)	(12,834)	(485)
Reinvested from Dividends	18,871	7,166	126	108	5,260	1,584
Net Increase (Decrease) in Shares	8,782	1,844	(732)	(20)	(5,777)	2,557
Moderate Balanced Allocation
Issued	3,178	3,178	912	93	5,376	11,492
Redeemed	(2,310)	(3,367)	(1)	-	(10,569)	(1,364)
Reinvested from Dividends	12,566	4,359	266	64	6,170	1,768
Net Increase in Shares	13,434	4,170	1,177	157	977	11,896
Moderately Aggressive Balanced Allocation
Issued	2,108	1,201	139	145	1,993	761
Redeemed	(1,240)	(14)	(1)	(1)	(9,342)	-
Reinvested from Dividends	7,271	2,373	786	245	1,617	483
Net Increase (Decrease) in Shares	8,139	3,560	924	389	(5,732)	1,244
Moderately Conservative Balanced Allocation
Issued	-	406	-	-	1,143	1,121
Redeemed	(1,991)	(6,271)	-	-	-	-
Reinvested from Dividends	5,941	2,225	1	- **	2,301	624
Net Increase (Decrease) in Shares	3,950	(3,640)	1	- **	3,444	1,745

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation as of August 31, 2026, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Capitalization Value	$13,580,631	$1,788,728	$(701,678)	$1,087,050
Large Capitalization Growth	27,895,602	8,594,283	(1,440,987)	7,153,296
Mid Capitalization	9,523,213	1,662,307	(299,473)	1,362,834
Small Capitalization	6,081,261	1,418,633	(325,636)	1,092,997
International Equity	2,762,593	1,199,924	(53,735)	1,146,189
Health & Biotechnology	5,901,138	5,780,230	(78,278)	5,701,952
Technology & Communications	13,024,550	28,632,880	(610,719)	28,022,161
Investment Quality Bond	7,492,796	-	(103,842)	(103,842)
U.S. Government Money Market	4,028,116	-	-	-
Aggressive Balanced Allocation	1,687,857	190,643	(8,490)	182,153
Conservative Balanced Allocation	3,103,790	138,550	(14,206)	124,344
Moderate Balanced Allocation	2,445,026	212,120	(20,889)	191,231
Moderately Aggressive Balanced Allocation	1,189,103	119,054	(7,387)	111,667
Moderately Conservative Balanced Allocation	892,055	69,954	(4,057)	65,897

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the year ended August 31, 2026 was as follows:

For fiscal year ended 8/31/2026	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$578,909	$1,423,944	$-	$-	$2,002,853
Large Capitalization Growth	1,316,003	4,156,331	-	-	5,472,334
Mid Capitalization	893,834	1,322,510	-	-	2,216,344
Small Capitalization	-	505,396	-	-	505,396
International Equity	-	-	-	-	-
Health & Biotechnology	-	368,611	-	-	368,611
Technology & Communications	-	5,574,221	-	-	5,574,221
Investment Quality Bond	168,698	-	-	-	168,698
U.S. Government Money Market	91,818	-	-	-	91,818
Aggressive Balanced Allocation	37,334	111,714	-	-	149,048
Conservative Balanced Allocation	102,395	170,469	-	-	272,864
Moderate Balanced Allocation	65,234	165,229	-	-	230,463
Moderately Aggressive Balanced Allocation	32,711	84,175	-	-	116,886
Moderately Conservative Balanced Allocation	23,243	67,170	-	-	90,413

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

The tax character of dividends utilized during the year ended August 31, 2025 was as follows:

For fiscal year ended 8/31/2025	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$635,501	$2,158,324	$-	$-	$2,793,825
Large Capitalization Growth	1,790,988	5,870,504	-	-	7,661,492
Mid Capitalization	280,432	1,545,209	-	-	1,825,641
Small Capitalization	-	738,103	-	-	738,103
International Equity	23,224	-	-	-	23,224
Health & Biotechnology	-	135,622	-	-	135,622
Technology & Communications	-	4,890,640	-	-	4,890,640
Investment Quality Bond	207,594	-	-	-	207,594
U.S. Government Money Market	142,444	-	-	-	142,444
Aggressive Balanced Allocation	20,879	20,771	-	-	41,650
Conservative Balanced Allocation	67,113	32,649	-	-	99,762
Moderate Balanced Allocation	36,890	38,367	-	-	75,257
Moderately Aggressive Balanced Allocation	18,422	19,088	-	-	37,510
Moderately Conservative Balanced Allocation	20,830	10,907	-	-	31,737

During the fiscal year ended August 31, 2026, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2026, as follows:

	Paid In Capital	Distributable or Accumulated Earnings (Loss)
Large Capitalization Value	$312,494	$(312,494)
Large Capitalization Growth	295,145	(295,145)
Mid Capitalization	239,213	(239,213)
Small Capitalization	77,131	(77,131)
International Equity	(4,314)	4,314
Health & Biotechnology	(149,454)	149,454
Technology & Communications	124,840	(124,840)
Investment Quality Bond	-	-
U.S. Government Money Market	-	-
Aggressive Balanced Allocation	-	-
Conservative Balanced Allocation	17,265	(17,265)
Moderate Balanced Allocation	9,622	(9,622)
Moderately Aggressive Balanced Allocation	10,226	(10,226)
Moderately Conservative Balanced Allocation	-	-

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

As of each of the Portfolio’s tax year ended August 31, 2026, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards
Large Capitalization Value	$58,514	$1,538,649	$(107,664)	$-
Large Capitalization Growth	-	3,636,367	(322,858)	-
Mid Capitalization	533,283	1,086,115	-	-
Small Capitalization	18,222	797,525	(40,384)	-
International Equity	-	-	(12,312)	(1,420,704)
Health & Biotechnology	-	694,264	(104,841)	-
Technology & Communications	-	9,731,769	(514,992)	-
Investment Quality Bond	52,618	-	-	(105,310)
U.S. Government Money Market	453	-	-	-
Aggressive Balanced Allocation	4,947	148,261	-	-
Conservative Balanced Allocation	37,414	155,923	-	-
Moderate Balanced Allocation	13,205	181,907	-	-
Moderately Aggressive Balanced Allocation	5,415	99,869	-	-
Moderately Conservative Balanced Allocation	5,943	56,304	-	-

	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Large Capitalization Value	$-	$1,087,050	$2,576,549
Large Capitalization Growth	-	7,153,296	10,466,805
Mid Capitalization	-	1,362,834	2,982,232
Small Capitalization	-	1,092,997	1,868,360
International Equity	-	1,146,546	(286,470)
Health & Biotechnology	-	5,701,952	6,291,375
Technology & Communications	-	28,022,161	37,238,938
Investment Quality Bond	-	(103,842)	(156,534)
U.S. Government Money Market	(56)	-	397
Aggressive Balanced Allocation	-	182,153	335,361
Conservative Balanced Allocation	-	124,344	317,681
Moderate Balanced Allocation	-	191,231	386,343
Moderately Aggressive Balanced Allocation	-	111,667	216,951
Moderately Conservative Balanced Allocation	-	65,897	128,144

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts, mark-to-market on passive foreign investment companies, accrued dividends payable and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $357 for the International Equity Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year Losses
Large Capitalization Value	$107,664
Large Capitalization Growth	322,858
Mid Capitalization	-
Small Capitalization	40,384
International Equity	12,312
Health & Biotechnology	104,841
Technology & Communications	514,992
Investment Quality Bond	-
U.S. Government Money Market	-
Aggressive Balanced Allocation	-
Conservative Balanced Allocation	-
Moderate Balanced Allocation	-
Moderately Aggressive Balanced Allocation	-
Moderately Conservative Balanced Allocation	-

8.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended August 31, 2026, were as follows:

For fiscal year ended 8/31/2026	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$0.0013	$0.0187

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with each Portfolio’s financial statements. As of August 31, 2026, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 93.5%.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2026, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 32.5%.

The performance of the Moderately Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2026, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 25.1%.

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of August 31, 2026, the below entities held more than 25% of the voting securities for each of the Funds listed.

	First National Bank *	Mid Atlantic Trust Company FBO *
Large Cap Value	37.36%	-
Mid Cap	39.27%	-
Small Cap	43.25%	-
International Equity	53.00%	-
Investment Quality Bond	63.75%	-
U.S. Government Money Market	52.12%	-
Aggressive Balanced Allocation	54.94%	33.77%
Conservative Balanced Allocation	39.62%	37.24%
Moderate Balanced Allocation Portfolio	44.26%	29.76%
Moderately Aggressive Balanced Allocation	54.45%	41.93%
Moderately Conservative Balanced Allocation	54.41%	-

*	Comprised of multiple investors and accounts

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund	Dividend Per Share	Record Date	Payable Date
Saratoga Investment Quality Bond Fund - Class A	0.0163	8/31/2026	9/2/2026
Saratoga Investment Quality Bond Fund - Class C	0.0225	8/31/2026	9/2/2026
Saratoga Investment Quality Bond Fund - Class I	0.0194	8/31/2026	9/2/2026

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Fund	Dividend Per Share	Record Date	Payable Date
Saratoga Investment Quality Bond Fund - Class A	0.0162	9/30/2026	10/2/2026
Saratoga Investment Quality Bond Fund - Class C	0.0224	9/30/2026	10/2/2026
Saratoga Investment Quality Bond Fund - Class I	0.0192	9/30/2026	10/2/2026

The Moderately Conservative Balanced Allocation Portfolio and the Moderately Aggressive Balanced Allocation Portfolio will be liquidated. The liquidations are planned to occur sometime in the fourth quarter of 2026.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$29.65	$29.78	$26.06	$25.97	$32.15
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.21)	(0.23)	(0.15)	(0.08)	(0.25)
Net realized and unrealized gain	1.12	4.25	4.08	2.26	0.36
Total from investment operations	0.91	4.02	3.93	2.18	0.11
Dividends and Distributions:
Distributions from realized gains	(3.40)	(4.15)	(0.21)	(2.09)	(6.29)
Total dividends and distributions	(3.40)	(4.15)	(0.21)	(2.09)	(6.29)
Net Asset Value, End of Year	$27.16	$29.65	$29.78	$26.06	$25.97
Total Return*	3.40%	14.97%	15.20%	9.15%	(0.22)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$14,128	$18,183	$19,776	$20,692	$19,753
Ratio of gross operating expenses to average net assets (2)	1.72%	1.78%	1.87%	1.65%	1.65%
Ratio of net investment loss after expense recoupment to average net assets	(0.75)%	(0.80)%	(0.55)%	(0.33)%	(0.90)%
Portfolio Turnover Rate	84%	93%	83%	90%	117%

	Large Capitalization Growth Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$32.90	$31.47	$24.85	$23.26	$34.32
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.41)	(0.32)	(0.27)	(0.20)	(0.27)
Net realized and unrealized gain (loss)	3.94	8.61	8.79	3.27	(3.97)
Total from investment operations	3.53	8.29	8.52	3.07	(4.24)
Dividends and Distributions:
Distributions from realized gains	(4.31)	(6.86)	(1.90)	(1.48)	(6.37)
Distributions from return of capital	-	-	-	-	(0.45)
Total dividends and distributions	(4.31)	(6.86)	(1.90)	(1.48)	(6.82)
Net Asset Value, End of Year	$32.12	$32.90	$31.47	$24.85	$23.26
Total Return*	10.97%	28.80%	36.43%	14.52%	(16.45)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$31,491	$35,385	$29,863	$21,638	$20,826
Ratio of gross operating expenses to average net assets (3)	1.80%	1.83%	1.70%	1.62%	1.67%
Ratio of net investment loss after expense recoupment to average net assets	(1.31)%	(1.05)%	(0.98)%	(0.89)%	(0.98)%
Portfolio Turnover Rate	76%	66%	99%	74%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	1.72%	1.78%	1.87%	1.65%	1.65%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	1.80%	1.83%	1.70%	1.62%	1.67%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$14.75	$14.82	$12.10	$11.75	$14.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.18)	(0.14)	(0.05)	0.03	(0.04)
Net realized and unrealized gain (loss)	2.05	2.19	2.91	0.53	(1.26)
Total from investment operations	1.87	2.05	2.86	0.56	(1.30)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	(0.04)
Distributions from realized gains	(3.06)	(2.12)	(0.14)	(0.21)	(1.87)
Total dividends and distributions	(3.06)	(2.12)	(0.14)	(0.21)	(1.91)
Net Asset Value, End of Year	$13.56	$14.75	$14.82	$12.10	$11.75
Total Return*	15.25%	14.11%	23.90%	4.82%	(9.97)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$8,936	$9,242	$11,055	$9,587	$9,486
Ratio of gross operating expenses to average net assets (2)	2.49%	2.22%	1.63%	1.69%	2.01%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.30)%	(0.98)%	(0.38)%	0.26%	(0.32)%
Portfolio Turnover Rate	126%	152%	129%	68%	43%

	Small Capitalization Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$7.47	$7.79	$6.48	$6.94	$9.45
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)	(0.08)	(0.04)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	1.31	0.56	1.35	0.17	(0.47)
Total from investment operations	1.23	0.48	1.31	0.16	(0.52)
Dividends and Distributions:
Distributions from realized gains	(0.62)	(0.80)	-	(0.62)	(1.99)
Total dividends and distributions	(0.62)	(0.80)	-	(0.62)	(1.99)
Net Asset Value, End of Year	$8.08	$7.47	$7.79	$6.48	$6.94
Total Return*	17.78%	6.00%	20.22%	2.60%	(8.22)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$6,957	$6,228	$7,311	$6,233	$5,893
Ratio of gross operating expenses to average net assets (3)	1.93%	2.50%	1.88%	1.83%	2.06%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.05)%	(1.22)%	(0.65)%	(0.10)%	(0.63)%
Portfolio Turnover Rate	125%	145%	135%	95%	104%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	2.45%	2.22%	1.63%	1.69%	2.01%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	1.93%	2.50%	1.88%	1.83%	2.06%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$14.27	$11.85	$10.53	$9.07	$12.11
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)	(0.04)	0.02	0.02	0.06
Net realized and unrealized gain (loss)	3.96	2.54	1.39	1.47	(3.05)
Total from investment operations	3.90	2.50	1.41	1.49	(2.99)
Dividends and Distributions:
Dividends from net investment income	-	(0.08)	(0.09)	(0.03)	(0.05)
Total dividends and distributions	-	(0.08)	(0.09)	(0.03)	(0.05)
Redemption Fees	-	-	-	- **	-
Net Asset Value, End of Year	$18.17	$14.27	$11.85	$10.53	$9.07
Total Return*	27.33%#	21.25%#	13.51%#	16.45%#	(24.79)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,641	$3,251	$3,488	$3,392	$2,809
Ratio of gross operating expenses to average net assets (2)	3.01%	3.41%	2.40%	2.17%	3.23%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.41)%	(0.33)%	0.19%	0.18%	0.50%
Portfolio Turnover Rate	63%	41%	38%	59%	47%

	Health & Biotechnology Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$23.02	$26.08	$22.87	$22.60	$25.10
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.35)	(0.34)	(0.29)	(0.21)	(0.25)
Net realized and unrealized gain (loss)	6.89	(2.47)	4.52	1.75	(1.46)
Total from investment operations	6.54	(2.81)	4.23	1.54	(1.71)
Dividends and Distributions:
Distributions from realized gains	(0.78)	(0.25)	(1.02)	(1.27)	(0.79)
Total dividends and distributions	(0.78)	(0.25)	(1.02)	(1.27)	(0.79)
Net Asset Value, End of Year	$28.78	$23.02	$26.08	$22.87	$22.60
Total Return*	28.92%	(10.79)%	19.35%	6.59%	(6.92)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$5,974	$5,153	$7,219	$6,370	$6,794
Ratio of gross operating expenses to average net assets (3)	2.53%	2.60%	2.32%	2.35%	2.50%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.36)%	(1.44)%	(1.25)%	(0.93)%	(1.05)%
Portfolio Turnover Rate	13%	22%	17%	58%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	2.89%	2.90%	2.40%	2.90%	2.90%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	2.53%	2.60%	2.32%	2.35%	2.50%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$28.97	$27.22	$23.89	$22.95	$34.72
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.50)	(0.43)	(0.35)	(0.27)	(0.29)
Net realized and unrealized gain (loss)	4.74	5.07	5.18	4.51	(7.84)
Total from investment operations	4.24	4.64	4.83	4.24	(8.13)
Dividends and Distributions:
Distributions from realized gains	(3.57)	(2.89)	(1.50)	(3.30)	(3.64)
Total dividends and distributions	(3.57)	(2.89)	(1.50)	(3.30)	(3.64)
Net Asset Value, End of Year	$29.64	$28.97	$27.22	$23.89	$22.95
Total Return*	15.59%	17.85%	21.25%	23.05%	(26.02)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$24,018	$24,835	$24,254	$22,829	$22,533
Ratio of gross operating expenses to average net assets (2)	2.44%	2.42%	2.22%	2.37%	2.15%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.76)%	(1.60)%	(1.39)%	(1.29)%	(1.06)%
Portfolio Turnover Rate	16%	7%	8%	6%	3%

	Investment Quality Bond Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.58	$9.46	$9.15	$9.23	$9.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.22	0.21	0.19	0.11	(0.10)
Net realized and unrealized gain (loss)	(0.28)	0.09	0.29	(0.09)	(0.23)
Total from investment operations	(0.06)	0.30	0.48	0.02	(0.33)
Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.18)	(0.17)	(0.05)	-
Distributions from realized gains	-	-	-	-	(0.12)
Distributions from return of capital	-	-	-	(0.05)	-
Total dividends and distributions	(0.20)	(0.18)	(0.17)	(0.10)	(0.12)
Net Asset Value, End of Year	$9.32	$9.58	$9.46	$9.15	$9.23
Total Return*	(0.62)%	3.32%	5.35%	0.19%	(3.39)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$7,197	$8,378	$11,216	$10,834	$11,436
Ratio of gross operating expenses to average net assets (3),(4)	1.98%	1.75%	1.37%	1.38%	1.91%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	2.29%	2.20%	2.08%	1.19%	(1.11)%
Portfolio Turnover Rate	15%	29%	60%	103%	1%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.44%	2.42%	2.22%	2.37%	2.15%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	1.92%	1.75%	1.37%	1.38%	1.90%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	U.S. Government Money Market Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.02	0.03	0.03	0.03	0.00 **
Total from investment operations	0.02	0.03	0.03	0.03	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.00)**
Total dividends and distributions	(0.02)	(0.03)	(0.03)	(0.03)	(0.00)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.21%	3.08%	3.48%	3.24%	0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,882	$4,587	$4,272	$5,138	$5,108
Ratio of gross operating expenses to average net assets (2),(4)	1.46%	1.38%	1.73%	0.95%	0.93%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.19%	3.01%	3.46%	3.18%	0.02%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

	Aggressive Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.86	$11.87	$10.44	$10.39	$12.53
Income (Loss) from Investment Operations:
Net investment income (1)	0.30	0.19	0.06	0.09	0.33
Net realized and unrealized gain (loss)	0.86	1.17	1.68	0.64	(1.35)
Total from investment operations	1.16	1.36	1.74	0.73	(1.02)
Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.19)	(0.06)	(0.07)	(0.37)
Distributions from realized gains	(0.89)	(0.18)	(0.25)	(0.61)	(0.75)
Total dividends and distributions	(1.19)	(0.37)	(0.31)	(0.68)	(1.12)
Net Asset Value, End of Year	$12.83	$12.86	$11.87	$10.44	$10.39
Total Return*	9.51%	11.62%	16.97%	7.50%	(8.96)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,453	$1,258	$1,066	$851	$773
Ratio of gross operating expenses to average net assets (3),(4)	2.27%	2.72%	2.67%	2.57%	2.23%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.35%	1.61%	0.51%	0.88%	2.90%
Portfolio Turnover Rate	18%	3%	8%	26%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market
	1.46%	1.38%	1.73%	0.95%	0.46%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Aggressive Balanced Allocation Portfolio:
	0.99%	0.99%	0.99%	0.99%	0.99%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Conservative Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$11.96	$11.28	$10.35	$10.41	$12.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.39	0.28	0.17	0.17	0.30
Net realized and unrealized gain (loss)	0.24	0.79	1.03	0.25	(1.01)
Total from investment operations	0.63	1.07	1.20	0.42	(0.71)
Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.26)	(0.21)	(0.04)	(0.29)
Distributions from realized gains	(0.65)	(0.13)	(0.06)	(0.44)	(0.59)
Total dividends and distributions	(1.05)	(0.39)	(0.27)	(0.48)	(0.88)
Net Asset Value, End of Year	$11.54	$11.96	$11.28	$10.35	$10.41
Total Return*	5.48%	9.71%	11.79%	4.26%	(6.39)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,524	$2,510	$2,347	$2,128	$1,960
Ratio of gross operating expenses to average net assets (2),(4)	2.22%	2.28%	2.12%	2.07%	2.01%
Ratio of net investment income after expense reimbursement to average net assets (4)	3.34%	2.50%	1.61%	1.66%	2.70%
Portfolio Turnover Rate	16%	13%	22%	50%	11%

	Moderate Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.96	$12.06	$10.74	$10.75	$12.55
Income (Loss) from Investment Operations:
Net investment income (1)	0.37	0.24	0.09	0.11	0.33
Net realized and unrealized gain (loss)	0.56	1.10	1.51	0.47	(1.18)
Total from investment operations	0.93	1.34	1.60	0.58	(0.85)
Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.23)	(0.13)	-	(0.34)
Distributions from realized gains	(0.85)	(0.21)	(0.15)	(0.59)	(0.61)
Total dividends and distributions	(1.23)	(0.44)	(0.28)	(0.59)	(0.95)
Net Asset Value, End of Year	$12.66	$12.96	$12.06	$10.74	$10.75
Total Return*	7.51%	11.33%	15.12%	5.73%	(7.36)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,750	$1,617	$1,455	$1,150	$1,134
Ratio of gross operating expenses to average net assets (3),(4)	2.24%	2.46%	2.27%	2.30%	2.11%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.93%	1.96%	0.81%	1.07%	2.88%
Portfolio Turnover Rate	14%	6%	18%	41%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Conservative Balanced Allocation Portfolio:
	0.99%	0.99%	0.99%	0.99%	0.99%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderate Balanced Allocation Portfolio:
	0.99%	0.99%	0.99%	0.99%	0.99%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.86	$11.96	$10.63	$10.58	$12.44
Income (Loss) from Investment Operations:
Net investment income (1)	0.34	0.22	0.08	0.11	0.32
Net realized and unrealized gain (loss)	0.69	1.11	1.56	0.52	(1.23)
Total from investment operations	1.03	1.33	1.64	0.63	(0.91)
Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.22)	(0.14)	-	(0.36)
Distributions from realized gains	(0.89)	(0.21)	(0.17)	(0.58)	(0.59)
Total dividends and distributions	(1.24)	(0.43)	(0.31)	(0.58)	(0.95)
Net Asset Value, End of Year	$12.65	$12.86	$11.96	$10.63	$10.58
Total Return*	8.39%	11.29%	15.70%	6.23%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,003	$916	$809	$712	$656
Ratio of gross operating expenses to average net assets (2),(4)	2.55%	3.05%	2.75%	2.56%	2.26%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.70%	1.82%	0.71%	1.05%	2.84%
Portfolio Turnover Rate	19%	5%	15%	34%	0%

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$11.88	$11.09	$9.76	$9.95	$11.98
Income (Loss) from Investment Operations:
Net investment income (1)	0.36	0.24	0.10	0.10	0.32
Net realized and unrealized gain (loss)	0.44	0.98	1.32	0.42	(1.09)
Total from investment operations	0.80	1.22	1.42	0.52	(0.77)
Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.26)	(0.09)	-	(0.32)
Distributions from realized gains	(0.89)	(0.17)	-	(0.71)	(0.94)
Total dividends and distributions	(1.23)	(0.43)	(0.09)	(0.71)	(1.26)
Net Asset Value, End of Year	$11.45	$11.88	$11.09	$9.76	$9.95
Total Return*	7.06%	11.30%	14.63%	5.62%	(7.19)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$669	$647	$644	$573	$495
Ratio of gross operating expenses to average net assets (3),(4)	2.84%	3.32%	2.78%	2.98%	2.50%
Ratio of net investment income after expense reimbursement to average net assets (4)	3.10%	2.17%	1.00%	1.09%	2.95%
Portfolio Turnover Rate	12%	14%	20%	87%	10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderately Aggressive Balanced Allocation Portfolio:
	0.99%	0.99%	0.99%	0.99%	0.99%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderately Conservative Balanced Allocation Portfolio:
	0.99%	0.99%	0.99%	0.99%	0.99%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$26.74	$27.35	$24.05	$24.22	$30.50
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.29)	(0.30)	(0.25)	(0.17)	(0.36)
Net realized and unrealized gain	1.00	3.84	3.76	2.09	0.37
Total from investment operations	0.71	3.54	3.51	1.92	0.01
Dividends and Distributions:
Distributions from realized gains	(3.40)	(4.15)	(0.21)	(2.09)	(6.29)
Total dividends and distributions	(3.40)	(4.15)	(0.21)	(2.09)	(6.29)
Net Asset Value, End of Year	$24.05	$26.74	$27.35	$24.05	$24.22
Total Return*	2.98%	14.50%	14.72%	8.71%	(0.62)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$397	$421	$401	$353	$315
Ratio of gross operating expenses to average net assets (2)	2.13%	2.16%	2.28%	2.05%	2.11%
Ratio of net investment loss after expense recoupment to average net assets	(1.17)%	(1.19)%	(0.97)%	(0.72)%	(1.39)%
Portfolio Turnover Rate	84%	93%	83%	90%	117%

	Large Capitalization Growth Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$25.68	$25.95	$20.88	$19.87	$30.37
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.40)	(0.35)	(0.32)	(0.24)	(0.32)
Net realized and unrealized gain (loss)	3.04	6.94	7.29	2.73	(3.36)
Total from investment operations	2.64	6.59	6.97	2.49	(3.68)
Dividends and Distributions:
Distributions from realized gains	(4.31)	(6.86)	(1.90)	(1.48)	(6.37)
Distributions from return of capital	-	-	-	-	(0.45)
Total dividends and distributions	(4.31)	(6.86)	(1.90)	(1.48)	(6.82)
Net Asset Value, End of Year	$24.01	$25.68	$25.95	$20.88	$19.87
Total Return*	10.54%	28.29%	35.90%	14.05%	(16.80)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,976	$3,496	$2,350	$1,309	$1,087
Ratio of gross operating expenses to average net assets (3)	2.20%	2.23%	2.11%	2.02%	2.06%
Ratio of net investment loss after expense recoupment to average net assets	(1.71)%	(1.44)%	(1.39)%	(1.29)%	(1.38)%
Portfolio Turnover Rate	76%	66%	99%	74%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	2.13%	2.16%	2.28%	2.05%	2.11%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.20%	2.23%	2.11%	2.02%	2.06%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.14	$12.58	$10.34	$10.11	$13.14
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.18)	(0.16)	(0.09)	(0.01)	(0.08)
Net realized and unrealized gain (loss)	1.61	1.84	2.47	0.45	(1.08)
Total from investment operations	1.43	1.68	2.38	0.44	(1.16)
Dividends and Distributions:
Distributions from realized gains	(3.06)	(2.12)	(0.14)	(0.21)	(1.87)
Total dividends and distributions	(3.06)	(2.12)	(0.14)	(0.21)	(1.87)
Net Asset Value, End of Year	$10.51	$12.14	$12.58	$10.34	$10.11
Total Return*	14.83%	13.63%	23.32%	4.41%	(10.28)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,515	$1,392	$1,567	$1,230	$1,355
Ratio of gross operating expenses to average net assets (2)	2.88%	2.65%	2.03%	2.09%	2.42%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.69)%	(1.40)%	(0.78)%	(0.15)%	(0.73)%
Portfolio Turnover Rate	126%	152%	129%	68%	43%

	Small Capitalization Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$6.26	$6.67	$5.57	$6.07	$8.53
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.09)	(0.10)	(0.06)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.07	0.49	1.16	0.15	(0.40)
Total from investment operations	0.98	0.39	1.10	0.12	(0.47)
Dividends and Distributions:
Distributions from realized gains	(0.62)	(0.80)	-	(0.62)	(1.99)
Total dividends and distributions	(0.62)	(0.80)	-	(0.62)	(1.99)
Net Asset Value, End of Year	$6.62	$6.26	$6.67	$5.57	$6.07
Total Return*	17.19%	5.63%	19.75%	2.30%	(8.58)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$74	$70	$64	$54	$55
Ratio of gross operating expenses to average net assets (3)	2.34%	2.92%	2.28%	2.23%	2.47%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.46)%	(1.65)%	(1.05)%	(0.49)%	(1.07)%
Portfolio Turnover Rate	125%	145%	135%	95%	104%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	2.84%	2.65%	2.03%	2.09%	2.42%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.34%	2.92%	2.28%	2.23%	2.47%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$14.32	$11.90	$10.56	$9.11	$12.15
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.12)	(0.09)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.96	2.54	1.41	1.48	(3.03)
Total from investment operations	3.84	2.45	1.39	1.45	(3.04)
Dividends and Distributions:
Dividends from net investment income	-	(0.03)	(0.05)	-	-
Total dividends and distributions	-	(0.03)	(0.05)	-	-
Net Asset Value, End of Year	$18.16	$14.32	$11.90	$10.56	$9.11
Total Return*	26.82%#	20.68%	13.18%#	15.92%#	(25.02)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$50	$44	$41	$41	$36
Ratio of gross operating expenses to average net assets (2)	3.40%	3.83%	2.80%	2.59%	3.78%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.77)%	(0.74)%	(0.19)%	(0.29)%	(0.13)%
Portfolio Turnover Rate	63%	41%	38%	59%	47%

	Health & Biotechnology Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$19.09	$21.76	$19.32	$19.35	$21.69
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.38)	(0.36)	(0.32)	(0.26)	(0.30)
Net realized and unrealized gain (loss)	5.69	(2.06)	3.78	1.50	(1.25)
Total from investment operations	5.31	(2.42)	3.46	1.24	(1.55)
Dividends and Distributions:
Distributions from realized gains	(0.78)	(0.25)	(1.02)	(1.27)	(0.79)
Total dividends and distributions	(0.78)	(0.25)	(1.02)	(1.27)	(0.79)
Net Asset Value, End of Year	$23.62	$19.09	$21.76	$19.32	$19.35
Total Return*	28.41%	(11.15)%	18.90%	6.12%	(7.28)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$5,251	$4,311	$5,389	$4,827	$4,821
Ratio of gross operating expenses to average net assets (3)	2.93%	3.00%	2.72%	2.75%	2.90%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.75)%	(1.84)%	(1.65)%	(1.33)%	(1.46)%
Portfolio Turnover Rate	13%	22%	17%	58%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	3.29%	3.30%	2.80%	3.30%	3.30%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	2.93%	3.00%	2.72%	2.75%	2.90%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$22.85	$22.11	$19.75	$19.65	$30.39
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.47)	(0.43)	(0.37)	(0.29)	(0.35)
Net realized and unrealized gain (loss)	3.67	4.06	4.23	3.69	(6.75)
Total from investment operations	3.20	3.63	3.86	3.40	(7.10)
Dividends and Distributions:
Distributions from realized gains	(3.57)	(2.89)	(1.50)	(3.30)	(3.64)
Total dividends and distributions	(3.57)	(2.89)	(1.50)	(3.30)	(3.64)
Net Asset Value, End of Year	$22.48	$22.85	$22.11	$19.75	$19.65
Total Return*	15.17%	17.36%	20.76%	22.58%	(26.36)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$15,442	$16,150	$15,464	$14,494	$13,789
Ratio of gross operating expenses to average net assets (2)	2.84%	2.82%	2.62%	2.77%	2.53%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.16)%	(2.01)%	(1.79)%	(1.69)%	(1.45)%
Portfolio Turnover Rate	16%	7%	8%	6%	3%

	Investment Quality Bond Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$9.47	$9.37	$9.06	$9.15	$9.62
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.18	0.17	0.15	0.07	(0.14)
Net realized and unrealized gain (loss)	(0.26)	0.09	0.30	(0.09)	(0.21)
Total from investment operations	(0.08)	0.26	0.45	(0.02)	(0.35)
Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.16)	(0.14)	(0.03)	-
Distributions from realized gains	-	-	-	-	(0.12)
Distributions from return of capital	-	-	-	(0.04)	-
Total dividends and distributions	(0.18)	(0.16)	(0.14)	(0.07)	(0.12)
Net Asset Value, End of Year	$9.21	$9.47	$9.37	$9.06	$9.15
Total Return*	(0.88)%	2.76%	4.98%	(0.26)%	(3.62)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$150	$134	$150	$146	$151
Ratio of gross operating expenses to average net assets (3),(4)	2.38%	2.16%	1.80%	1.78%	2.31%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.90%	1.79%	1.72%	0.80%	(1.51)%
Portfolio Turnover Rate	15%	29%	60%	103%	1%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.84%	2.82%	2.62%	2.77%	2.53%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	2.32%	2.16%	1.80%	1.78%	2.30%
(4)	Does not include the expenses in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	U.S. Government Money Market Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.02	0.03	0.03	0.03	0.00 **
Total from investment operations	0.02	0.03	0.03	0.03	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.00)**
Total dividends and distributions	(0.02)	(0.03)	(0.03)	(0.03)	(0.00)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.81%	2.68%	3.09%	2.86%	0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$75	$52	$77	$86	$139
Ratio of gross operating expenses to average net assets (2),(4)	1.87%	1.82%	2.11%	1.35%	1.36%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.76%	2.60%	3.08%	2.75%	0.01%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

	Aggressive Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.77	$11.79	$10.37	$10.34	$12.48
Income (Loss) from Investment Operations:
Net investment income/(loss) (1)	0.27	0.17	0.03	0.03	(0.06)
Net realized and unrealized gain/(loss)	0.85	1.15	1.67	0.68	(0.96)
Total from investment operations	1.12	1.32	1.70	0.71	(1.02)
Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.16)	(0.03)	(0.07)	(0.37)
Distributions from realized gains	(0.89)	(0.18)	(0.25)	(0.61)	(0.75)
Total dividends and distributions	(1.16)	(0.34)	(0.28)	(0.68)	(1.12)
Net Asset Value, End of Year	$12.73	$12.77	$11.79	$10.37	$10.34
Total Return*	9.23%	11.35%	16.75%	7.33%	(9.07)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$176	$162	$145	$124	$0 ^
Ratio of gross operating expenses to average net assets (3),(4)	2.53%	2.97%	2.91%	2.84%	2.73%
Ratio of net investment income/(loss) after expense reimbursement/recoupment to average net assets (4)	2.16%	1.38%	0.26%	0.33%	(0.46)%
Portfolio Turnover Rate	18%	3%	8%	26%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
	1.87%	1.82%	2.11%	1.35%	0.32%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Aggressive Balanced Allocation Portfolio:
	1.24%	1.24%	1.24%	1.24%	1.24%
(4)	Does not include the expenses of funds in which the Fund invests.
^	Net assets at end of period less than $1,000.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Conservative Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$11.93	$11.26	$10.33	$10.39	$11.98
Income (Loss) from Investment Operations:
Net investment income (1)	0.31	0.26	0.15	0.14	0.27
Net realized and unrealized gain (loss)	0.30	0.78	1.02	0.25	(1.01)
Total from investment operations	0.61	1.04	1.17	0.39	(0.74)
Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.24)	(0.18)	(0.01)	(0.26)
Distributions from realized gains	(0.65)	(0.13)	(0.06)	(0.44)	(0.59)
Total dividends and distributions	(0.99)	(0.37)	(0.24)	(0.45)	(0.85)
Net Asset Value, End of Year	$11.55	$11.93	$11.26	$10.33	$10.39
Total Return*	5.27%	9.37%	11.54%	4.00%	(6.64)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$30	$40	$38	$35	$36
Ratio of gross operating expenses to average net assets (2),(4)	2.49%	2.53%	2.37%	2.32%	2.26%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.68%	2.27%	1.36%	1.41%	2.47%
Portfolio Turnover Rate	16%	13%	22%	50%	11%

	Moderate Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.89	$12.00	$10.69	$10.72	$12.53
Income (Loss) from Investment Operations:
Net investment income (1)	0.34	0.21	0.06	0.08	0.39
Net realized and unrealized gain (loss)	0.55	1.09	1.50	0.48	(1.27)
Total from investment operations	0.89	1.30	1.56	0.56	(0.88)
Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.20)	(0.10)	-	(0.32)
Distributions from realized gains	(0.85)	(0.21)	(0.15)	(0.59)	(0.61)
Total dividends and distributions	(1.20)	(0.41)	(0.25)	(0.59)	(0.93)
Net Asset Value, End of Year	$12.58	$12.89	$12.00	$10.69	$10.72
Total Return*	7.27%	11.04%	14.83%	5.55%	(7.59)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$40	$26	$23	$19	$16
Ratio of gross operating expenses to average net assets (3),(4)	2.47%	2.71%	2.53%	2.56%	2.48%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.73%	1.69%	0.56%	0.81%	3.35%
Portfolio Turnover Rate	14%	6%	18%	41%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Conservative Balanced Allocation Portfolio:
	1.24%	1.24%	1.24%	1.24%	1.24%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderate Balanced Allocation Portfolio:
	1.24%	1.24%	1.24%	1.24%	1.24%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Aggressive Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.76	$11.87	$10.56	$10.54	$12.24
Income from Investment Operations:
Net investment income (1)	0.31	0.19	0.05	0.08	0.36
Net realized and unrealized gain (loss)	0.68	1.10	1.54	0.52	(1.11)
Total from investment operations	0.99	1.29	1.59	0.60	(0.75)
Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.19)	(0.11)	-	(0.36)
Distributions from realized gains	(0.89)	(0.21)	(0.17)	(0.58)	(0.59)
Total dividends and distributions	(1.21)	(0.40)	(0.28)	(0.58)	(0.95)
Net Asset Value, End of Year	$12.54	$12.76	$11.87	$10.56	$10.54
Total Return*	8.11%	11.03%	15.36%	5.96%	(8.09)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$110	$100	$88	$67	$63
Ratio of gross operating expenses to average net assets (2),(4)	2.80%	3.30%	3.00%	2.81%	2.47%
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (4)	2.45%	1.57%	0.46%	0.81%	3.25%
Portfolio Turnover Rate	19%	5%	15%	34%	0%

	Moderately Conservative Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$11.88	$11.09	$9.76	$9.95	$13.00
Income from Investment Operations:
Net investment income (1)	0.48	0.45	0.31	0.38	0.28
Net realized and unrealized gain (loss)	0.32	0.77	1.11	0.14	(2.07)
Total from investment operations	0.80	1.22	1.42	0.52	(1.79)
Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.26)	(0.09)	-	(0.32)
Distributions from realized gains	(0.89)	(0.17)	-	(0.71)	(0.94)
Total dividends and distributions	(1.23)	(0.43)	(0.09)	(0.71)	(1.26)
Net Asset Value, End of Year	$11.45	$11.88	$11.09	$9.76	$9.95
Total Return*	7.06%	11.30%	14.63%	5.62%	(7.19)%
Ratios and Supplemental Data:
Net assets, end of year (000s) ^	$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (3),(4)	3.09%	3.57%	3.03%	3.23%	2.55%
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (4)	2.85%	1.93%	0.75%	0.84%	2.63%
Portfolio Turnover Rate	12%	14%	20%	87%	10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderately Aggressive Balanced Allocation Portfolio:
	1.24%	1.24%	1.24%	1.24%	1.24%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderately Conservative Balanced Allocation Portfolio:
	1.24%	1.24%	1.24%	1.24%	1.24%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$18.58	$20.33	$18.04	$18.79	$25.16
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.29)	(0.33)	(0.29)	(0.23)	(0.40)
Net realized and unrealized gain	0.66	2.73	2.79	1.57	0.32
Total from investment operations	0.37	2.40	2.50	1.34	(0.08)
Dividends and Distributions:
Distributions from realized gains	(3.40)	(4.15)	(0.21)	(2.09)	(6.29)
Total dividends and distributions	(3.40)	(4.15)	(0.21)	(2.09)	(6.29)
Net Asset Value, End of Year	$15.55	$18.58	$20.33	$18.04	$18.79
Total Return*	2.37%	13.79%	14.02%	8.09%	(1.22)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$82	$64	$71	$139	$120
Ratio of gross operating expenses to average net assets (2)	2.74%	2.76%	2.86%	2.65%	2.67%
Ratio of net investment loss after expense recoupment to average net assets	(1.78)%	(1.80)%	(1.55)%	(1.33)%	(1.93)%
Portfolio Turnover Rate	84%	93%	83%	90%	117%

	Large Capitalization Growth Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$5.84	$10.52	$9.58	$10.01	$18.60
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)	(0.13)	(0.19)	(0.17)	(0.25)
Net realized and unrealized gain (loss)	0.58	2.31	3.03	1.22	(1.52)
Total from investment operations	0.52	2.18	2.84	1.05	(1.77)
Dividends and Distributions:
Distributions from realized gains	(4.31)	(6.86)	(1.90)	(1.48)	(6.37)
Distributions from return of capital	-	-	-	-	(0.45)
Total dividends and distributions	(4.31)	(6.86)	(1.90)	(1.48)	(6.82)
Net Asset Value, End of Year	$2.05	$5.84	$10.52	$9.58	$10.01
Total Return*	9.58%	27.62%	35.00%	13.43%	(17.28)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$432	$617	$805	$1,695	$1,919
Ratio of gross operating expenses to average net assets (3)	2.79%	2.83%	2.67%	2.62%	2.68%
Ratio of net investment loss after expense recoupment to average net assets	(2.31)%	(2.05)%	(1.97)%	(1.89)%	(2.00)%
Portfolio Turnover Rate	76%	66%	99%	74%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	2.74%	2.76%	2.86%	2.65%	2.67%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.79%	2.83%	2.67%	2.62%	2.68%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$8.20	$9.15	$7.60	$7.53	$10.32
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.14)	(0.15)	(0.11)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	0.94	1.32	1.80	0.34	(0.80)
Total from investment operations	0.80	1.17	1.69	0.28	(0.92)
Dividends and Distributions:
Distributions from realized gains	(3.06)	(2.12)	(0.14)	(0.21)	(1.87)
Total dividends and distributions	(3.06)	(2.12)	(0.14)	(0.21)	(1.87)
Net Asset Value, End of Year	$5.94	$8.20	$9.15	$7.60	$7.53
Total Return*	14.05%	13.10%	22.64%	3.78%	(10.84)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$47	$30	$83	$104	$122
Ratio of gross operating expenses to average net assets (2)	3.44%	3.10%	2.63%	2.69%	3.02%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.27)%	(1.86)%	(1.34)%	(0.74)%	(1.35)%
Portfolio Turnover Rate	126%	152%	129%	68%	43%

	Small Capitalization Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$0.39	$1.12	$0.94	$1.55	$3.59
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.01)	(0.01)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.07	0.08	0.20	0.02	(0.02)
Total from investment operations	0.06	0.07	0.18	0.01	(0.05)
Dividends and Distributions:
Distributions from realized gains	(0.05)	(0.80)	-	(0.62)	(1.99)
Total dividends and distributions	(0.05)	(0.80)	-	(0.62)	(1.99)
Net Asset Value, End of Year	$0.40	$0.39	$1.12	$0.94	$1.55
Total Return*	16.25%	4.20%	19.15%	1.82%	(8.75)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$33	$13	$10	$6	$4
Ratio of gross operating expenses to average net assets (3)	2.83%	3.59%	2.91%	2.81%	3.05%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.00)%	(2.33)%	(1.67)%	(1.06)%	(1.58)%
Portfolio Turnover Rate	125%	145%	135%	95%	104%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	3.41%	3.10%	2.63%	2.69%	3.02%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.83%	3.59%	2.91%	2.81%	3.05%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.68	$10.56	$9.40	$8.15	$10.98
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.24)	(0.14)	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	3.56	2.26	1.24	1.32	(2.76)
Total from investment operations	3.32	2.12	1.16	1.25	(2.80)
Dividends and Distributions:
Dividends from net investment income	-	-	(0.00)**	-	(0.03)
Total dividends and distributions	-	-	(0.00)	-	(0.03)
Net Asset Value, End of Year	$16.00	$12.68	$10.56	$9.40	$8.15
Total Return*	26.18%#	20.08%#	12.38%#	15.34%#	(25.55)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$50	$9	$6	$10	$8
Ratio of gross operating expenses to average net assets (2)	3.89%	4.50%	3.27%	3.16%	4.18%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.68)%	(1.28)%	(0.79)%	(0.84)%	(0.39)%
Portfolio Turnover Rate	63%	41%	38%	59%	47%

	Health & Biotechnology Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.78	$14.74	$13.49	$13.94	$15.95
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.34)	(0.32)	(0.30)	(0.27)	(0.30)
Net realized and unrealized gain (loss)	3.75	(1.39)	2.57	1.09	(0.92)
Total from investment operations	3.41	(1.71)	2.27	0.82	(1.22)
Dividends and Distributions:
Distributions from realized gains	(0.78)	(0.25)	(1.02)	(1.27)	(0.79)
Total dividends and distributions	(0.78)	(0.25)	(1.02)	(1.27)	(0.79)
Net Asset Value, End of Year	$15.41	$12.78	$14.74	$13.49	$13.94
Total Return*	27.55%	(11.65)%	18.21%	5.45%	(7.85)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$327	$388	$538	$554	$632
Ratio of gross operating expenses to average net assets (3)	3.56%	3.60%	3.32%	3.35%	3.50%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.41)%	(2.44)%	(2.24)%	(1.93)%	(2.06)%
Portfolio Turnover Rate	13%	22%	17%	58%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	3.81%	3.90%	3.27%	3.90%	3.90%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	3.56%	3.60%	3.32%	3.35%	3.50%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.69	$13.52	$12.71	$13.97	$22.78
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.30)	(0.32)	(0.31)	(0.27)	(0.37)
Net realized and unrealized gain (loss)	1.89	2.38	2.62	2.31	(4.80)
Total from investment operations	1.59	2.06	2.31	2.04	(5.17)
Dividends and Distributions:
Distributions from realized gains	(3.57)	(2.89)	(1.50)	(3.30)	(3.64)
Total dividends and distributions	(3.57)	(2.89)	(1.50)	(3.30)	(3.64)
Net Asset Value, End of Year	$10.71	$12.69	$13.52	$12.71	$13.97
Total Return*	14.50%	16.68%	20.01%	21.90%	(26.74)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,414	$1,703	$2,101	$2,896	$3,887
Ratio of gross operating expenses to average net assets (2)	3.45%	3.42%	3.22%	3.38%	3.27%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.76)%	(2.59)%	(2.38)%	(2.30)%	(2.10)%
Portfolio Turnover Rate	16%	7%	8%	6%	3%

	Investment Quality Bond Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$9.39	$9.26	$8.90	$9.02	$9.55
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.11	0.13	0.07	(0.06)	(0.19)
Net realized and unrealized gain (loss)	(0.28)	0.08	0.32	(0.03)	(0.22)
Total from investment operations	(0.17)	0.21	0.39	(0.09)	(0.41)
Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.08)	(0.03)	(0.02)	-
Distributions from realized gains	-	-	-	-	(0.12)
Distributions from return of capital	-	-	-	(0.01)	-
Total dividends and distributions	(0.17)	(0.08)	(0.03)	(0.03)	(0.12)
Net Asset Value, End of Year	$9.05	$9.39	$9.26	$8.90	$9.02
Total Return*	(1.85)%	2.27%	4.35%	(1.00)%	(4.28)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$0	$0	$0	$4	$35
Ratio of gross operating expenses to average net assets (3),(4)	2.44%	2.56%	2.32%	2.56%	2.91%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.19%	1.31%	0.78%	(0.62)%	(2.11)%
Portfolio Turnover Rate	15%	29%	60%	103%	1%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	3.45%	3.42%	3.22%	3.38%	3.27%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	2.44%	2.56%	2.32%	2.56%	2.90%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	U.S. Government Money Market Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01	0.02	0.02	0.03	0.00 **
Total from investment operations	0.01	0.02	0.02	0.03	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.02)	(0.03)	(0.00)**
Total dividends and distributions	(0.01)	(0.02)	(0.02)	(0.03)	(0.00)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.20%	2.07%	2.46%	2.55%	0.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$98	$130	$190	$280	$94
Ratio of gross operating expenses to average net assets (2),(4)	2.46%	2.49%	2.75%	1.99%	1.92%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.19%	1.95%	2.43%	2.48%	0.02%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

	Aggressive Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.64	$11.67	$10.32	$10.30	$12.43
Income (Loss) from Investment Operations:
Net investment income/(loss) (1)	0.17	0.07	(0.05)	(0.01)	0.22
Net realized and unrealized gain/(loss)	0.84	1.16	1.65	0.64	(1.36)
Total from investment operations	1.01	1.23	1.60	0.63	(1.14)
Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.08)	0.00	0.00	(0.24)
Distributions from realized gains	(0.89)	(0.18)	(0.25)	(0.61)	(0.75)
Total dividends and distributions	(1.06)	(0.26)	(0.25)	(0.61)	(0.99)
Net Asset Value, End of Year	$12.59	$12.64	$11.67	$10.32	$10.30
Total Return*	8.38%	10.60%	15.76%	6.48%	(9.93)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$230	$227	$200	$167	$152
Ratio of gross operating expenses to average net assets (3),(4)	3.28%	3.72%	3.66%	3.57%	3.25%
Ratio of net investment income/(loss) after expense reimbursement/recoupment to average net assets (4)	1.38%	0.62%	(0.49)%	(0.13)%	1.93%
Portfolio Turnover Rate	18%	3%	8%	26%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market
	2.46%	2.49%	2.75%	1.99%	0.46%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Aggressive Balanced Allocation
	1.99%	1.99%	1.99%	1.99%	1.99%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Conservative Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$11.70	$11.05	$10.15	$10.27	$11.85
Income (Loss) from Investment Operations:
Net investment income (1)	0.27	0.17	0.06	0.07	0.19
Net realized and unrealized gain (loss)	0.24	0.77	1.00	0.25	(1.00)
Total from investment operations	0.51	0.94	1.06	0.32	(0.81)
Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.16)	(0.10)	-	(0.18)
Distributions from realized gains	(0.65)	(0.13)	(0.06)	(0.44)	(0.59)
Total dividends and distributions	(0.94)	(0.29)	(0.16)	(0.44)	(0.77)
Net Asset Value, End of Year	$11.27	$11.70	$11.05	$10.15	$10.27
Total Return*	4.45%	8.58%	10.62%	3.31%	(7.34)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$662	$755	$684	$604	$626
Ratio of gross operating expenses to average net assets (2),(4)	3.23%	3.28%	3.12%	3.07%	3.01%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.35%	1.49%	0.61%	0.66%	1.72%
Portfolio Turnover Rate	16%	13%	22%	50%	11%

	Moderate Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.64	$11.79	$10.51	$10.63	$12.43
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.24	0.11	(0.02)	0.01	0.22
Net realized and unrealized gain (loss)	0.53	1.07	1.48	0.46	(1.19)
Total from investment operations	0.77	1.18	1.46	0.47	(0.97)
Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.12)	(0.03)	-	(0.22)
Distributions from realized gains	(0.85)	(0.21)	(0.15)	(0.59)	(0.61)
Total dividends and distributions	(1.10)	(0.33)	(0.18)	(0.59)	(0.83)
Net Asset Value, End of Year	$12.31	$12.64	$11.79	$10.51	$10.63
Total Return*	6.39%	10.21%	13.99%	4.72%	(8.37)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$836	$846	$649	$529	$497
Ratio of gross operating expenses to average net assets (3),(4)	3.24%	3.46%	3.28%	3.30%	3.11%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.98%	0.96%	(0.19)%	0.05%	1.93%
Portfolio Turnover Rate	14%	6%	18%	41%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Conservative Balanced Allocation Portfolio:
	1.99%	1.99%	1.99%	1.99%	1.99%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderate Balanced Allocation Portfolio:
	1.99%	1.99%	1.99%	1.99%	1.99%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Aggressive Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.58	$11.70	$10.42	$10.48	$12.32
Income from Investment Operations:
Net investment income (loss) (1)	0.21	0.10	(0.03)	0.01	0.20
Net realized and unrealized gain (loss)	0.66	1.09	1.51	0.51	(1.21)
Total from investment operations	0.87	1.19	1.48	0.52	(1.01)
Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.10)	(0.03)	-	(0.24)
Distributions from realized gains	(0.89)	(0.21)	(0.17)	(0.58)	(0.59)
Total dividends and distributions	(1.10)	(0.31)	(0.20)	(0.58)	(0.83)
Net Asset Value, End of Year	$12.35	$12.58	$11.70	$10.42	$10.48
Total Return*	7.22%	10.26%	14.43%	5.20%	(8.79)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$178	$253	$221	$202	$187
Ratio of gross operating expenses to average net assets (2),(4)	3.56%	4.05%	3.75%	3.56%	3.26%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.69%	0.80%	(0.29)%	0.05%	1.75%
Portfolio Turnover Rate	19%	5%	15%	34%	0%

	Moderately Conservative Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$11.49	$10.75	$9.47	$9.78	$11.78
Income from Investment Operations:
Net investment income (1)	0.23	0.12	-	0.01	0.19
Net realized and unrealized gain (loss)	0.44	0.95	1.28	0.39	(1.05)
Total from investment operations	0.67	1.07	1.28	0.40	(0.86)
Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.16)	-	-	(0.20)
Distributions from realized gains	(0.89)	(0.17)	-	(0.71)	(0.94)
Total dividends and distributions	(1.12)	(0.33)	-	(0.71)	(1.14)
Net Asset Value, End of Year	$11.04	$11.49	$10.75	$9.47	$9.78
Total Return*	6.06%	10.15%	13.52%	4.44%	(8.01)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$282	$255	$219	$178	$155
Ratio of gross operating expenses to average net assets (3),(4)	3.83%	4.35%	3.79%	4.09%	3.50%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.06%	1.11%	0.00%	0.09%	1.82%
Portfolio Turnover Rate	12%	14%	20%	87%	10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderately Aggressive Balanced Allocation Portfolio:
	1.99%	1.99%	1.99%	1.99%	1.99%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Moderately Conservative Balanced Allocation Portfolio:
	1.99%	1.99%	1.99%	1.99%	1.99%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Saratoga Advantage Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Mid Capitalization Portfolio, Small Capitalization Portfolio, International Equity Portfolio, Health and Biotechnology Portfolio, Technology and Communications Portfolio, Investment Quality Bond Portfolio, U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio and Moderately Conservative Balanced Allocation Portfolio, (referred to as the “Funds”) each a series of the Saratoga Advantage Trust, including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

To the Shareholders and Board of Trustees

of Saratoga Advantage Trust

Page Two

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania October 30, 2026

ADDITIONAL INFORMATION
Year Ended August 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Board of Trustees (the “Board”) Meeting of April 13, 2026 (the “Meeting”)

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by Saratoga Capital Management, LLC (“Saratoga”) and each Investment Adviser to the Portfolios; (ii) the investment performance of the Portfolios relative to comparable funds; (iii) the costs of services provided and profits realized by Saratoga; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Portfolios grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by Saratoga and the Investment Advisers.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Quality and Scope of Services

The Board reviewed and considered the nature, quality and scope of services provided by Saratoga. In this regard, Saratoga discussed with the Trustees its methodology for selecting Investment Advisers for the Portfolios, the procedures and criteria it utilizes in evaluating the adequacy of each Investment Adviser’s performance and the general oversight it provides, including monitoring compliance reports, recommending outside service providers, negotiation of fees and monitoring of quality of services. With respect to the Portfolios that Saratoga manages directly, the Trustees considered the investment process utilized, the quality of key investment personnel and the resources devoted to the investment management functions. The Trustees concluded that the nature and extent of the services provided by Saratoga were necessary and appropriate for the conduct of the business and investment activities of the Saratoga Portfolios. The Trustees also concluded, based on the discussion with Saratoga, that the overall quality of the advisory and administrative services was satisfactory.

The Trustees also evaluated the quality of the services provided by the Investment Advisers to each Portfolio. Saratoga provided the Trustees with feedback on the quality of the services that the Investment Advisers have provided over time and currently. The Board concluded that the nature, scope and quality of the services provided by each of the Advisers was satisfactory.

Comparative Performance

The performance of each of the Portfolios was compared to a Morningstar Index of funds with investment objectives similar to that of the applicable Portfolio (each, a “benchmark”). Performance was compared over various time periods. The conclusions of the Trustees were as follows:

Large Capitalization Value: The Trustees noted that M.D. Sass Investors Services, Inc. (“M.D. Sass”) has been the Adviser to the Portfolio since August 2008 and that since then through February 28, 2026 the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

ADDITIONAL INFORMATION
Year Ended August 31, 2026 (Unaudited)(Continued)

Large Capitalization Growth: The Trustees noted that Smith Group Asset Management, LLC (“Smith Group”) became the Adviser to the Portfolio in December 2015 and that since then through February 28, 2026, the Portfolio had outperformed its benchmark. Upon consideration of all factors the Trustees deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Mid-Capitalization: The Trustees noted that Vaughan Nelson Investment Management LP (“Vaughan Nelson”) became the Adviser to the Portfolio in April 2006 and that since then through February 28, 2026, the Portfolio had outperformed its benchmark. Upon consideration of all the factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Small Capitalization: The Trustees noted that Zacks Investment Management, Inc. (“Zacks”) became the Adviser to the Portfolio in August 2015 and that since then through February 28, 2026, the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

International Equity: The Trustees noted that the current Adviser to the Portfolio, Smith Group, became the Adviser to the Portfolio in February 2018 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. In addition, the trustees further noted that the Portfolio had performed virtually even with its benchmark for the six-year period ended February 28, 2026. Upon consideration of all of the factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Health & Biotechnology: The Trustees noted that the current Adviser to the Portfolio, Oak Associates, ltd. (“Oak”), was appointed in July 2005 and that since then through February 28, 2026, the Portfolio underperformed its benchmark. The Trustees further noted that the Portfolio had outperformed its benchmark for the six-year period ended February 28, 2026. The Trustees also noted that in January 2019 the portfolio manager at Oak was replaced by another portfolio manager at Oak who is also the Chief Investment Officer of Oak. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Technology & Communications: The Trustees noted that Oak became the sole adviser to the Portfolio in December 2015 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. The Trustees also noted that the Portfolio outperformed its benchmark for the five-year period ended February 28, 2026. Mr. Bruce Ventimiglia further noted Oak’s long experience in investing in the technology sector and that in light of current market conditions he believes that Oak’s strategy of seeking “blue chip” companies with strong financial characteristics is an appropriate investment approach for the Portfolio. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Investment Quality Bond Portfolio: The Trustees noted that Saratoga started managing the Portfolio in March 2018 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that from March 2018 through February 29, 2024, the Portfolio slightly outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

U.S. Government Money Market Portfolio: The Trustees noted that Saratoga started managing the Portfolio in October 2020 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. The Trustees noted that they had discussed with Saratoga the reasons for the underperformance. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Conservative Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2026, the Portfolio had outperformed its

ADDITIONAL INFORMATION
Year Ended August 31, 2026 (Unaudited)(Continued)

benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderately Conservative Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. The Trustees further noted that the Portfolio was virtually even with its benchmark for the six-year period ended February 28, 2026. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderate Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio slightly outperformed its benchmark from January 2018 through February 29, 2024. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderately Aggressive Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio slightly outperformed its benchmark from January 2018 through February 29, 2024. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Aggressive Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2026, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio slightly outperformed its benchmark from January 2018 through February 29, 2024. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Comparable Total Average Net Expense Ratio

The total average net expense ratio of each of the Portfolios was compared to Mutual Fund Industry Statistics as reported in the February 28, 2026 Morningstar data regarding mutual fund expenses and assets. Mr. Bruce Ventimiglia noted that the Portfolios are considerably smaller in assets compared to the mutual fund industry, but still continue to offer services at a competitive rate. The Trustees noted that Saratoga has, since 1999, agreed to cap expenses of the Portfolios for which it serves as manager at specified levels. The Trustees reviewed the total average net expense ratio for each Portfolio and noted that the total average net expense ratios for all of the Portfolios were higher than the average of comparable funds, except the total average net ratio for the Aggressive Balanced Allocation Portfolio was slightly lower than the average of comparable funds. A discussion ensued during which Mr. Bruce Ventimiglia discussed the current expenses of the Portfolios in more detail.

Fees Relative to Comparable Funds

The Trustees reviewed the Management Fee rate for each Portfolio and noted the following: (i) fee rate for the Small Cap Portfolio was slightly lower than the average of comparable funds; (ii) fee rates for the Large Cap Value, and Large Cap Growth Portfolios were slightly higher than the average of comparable funds; and (iii) the fee rates for the Mid Cap, Health & Biotechnology, Technology & Communications, Investment Quality Bond and U.S. Government Money Market were higher than the average of comparable funds. The Trustees noted that they had discussed with Saratoga the reasons for the higher fee rates. The Trustees noted that with respect to each of the Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Aggressive Balanced Allocation Portfolios the Portfolio’s gross fee rate was higher than the average of comparable funds but that each Portfolio experienced a net fee rate of 0 basis points as a result of fee waivers and reimbursements by Saratoga. The Trustees further noted that with respect to the International Equity Portfolio, the Portfolio’s gross fee rate was higher than the average of comparable funds but that the

ADDITIONAL INFORMATION
Year Ended August 31, 2026 (Unaudited)(Continued)

Portfolio experienced a net management fee rate that was lower than the average of comparable funds as a result of fee waivers and reimbursements by Saratoga.

The Trustees noted that the Portfolios were considerably smaller than the funds in the comparison group and considered, with respect to each Portfolio, the adverse impact of the relatively small sizes of the Portfolios on the costs and profitability of Saratoga. The Trustees also noted that Saratoga has, since 1999, agreed to cap expenses of the Portfolios for which it serves as manager at specified levels. The Trustees concluded, based on the foregoing, that the Management Fee rate with respect to each of the Portfolios was not excessive relative to comparable funds. The Trustees also evaluated the reasonableness of the fee split between Saratoga and the Investment Adviser to each Portfolio managed by Saratoga.

Economies of Scale

The Trustees noted the views of Saratoga that at their current sizes the Portfolios do not realize economies of scale and discussed this view with Mr. Bruce Ventimiglia.

Profitability of Investment Manager

The Trustees reviewed the profitability data that had been provided by Saratoga as well as responses from the Investment Advisers confirming their profitability relating to the Portfolios. The Trustees noted that the provision of services under the Management Agreements had resulted in a loss to Saratoga. The Trustees considered the financial viability of Saratoga and its ability to continue to provide high quality services and concluded that each organization continues to be capable of and committed to providing high quality services. The Board also considered the information provided by the Investment Advisers regarding profitability from its relationship with the Portfolios. The Board noted that each Investment Adviser’s profitability was not a significant factor considered by the Board, as the sub-advisory fee is paid by Saratoga out of the advisory fee paid to it by each Portfolio, and not by the Portfolio directly.

Other Benefits

The Trustees considered the benefits obtained by Saratoga and the Investment Advisers from their relationship with the Trust. They noted, in this regard, that certain of the Investment Advisers have soft dollar arrangements pursuant to which commissions on fund portfolio transactions may be utilized to pay for research services. The Trustees noted that the amount of soft dollars was generally small and that research services obtained may enhance the ability of the Investment Advisers to provide quality services to the Portfolios. The Trustees noted that Saratoga receives licensing fees from third parties for the use of the Saratoga asset allocation program and fees pursuant to the Tailored Shareholder Report Services Agreement between Saratoga and the Trust.

At this time Mr. Bruce Ventimiglia and Mr. Jonathan W. Ventimiglia left the Meeting and the Trustees resumed the executive session with Ms. Fumai to discuss the materials and factors to be considered in the Board determinations.

Conclusion

Based on the foregoing and such other factors as they deemed relevant, the Independent Trustees determined that continuation of the Management Agreements and the Advisory Agreement for each of the Portfolios is in the best interests of the Portfolios and the shareholders. The Independent Trustees noted that no single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreements and the Advisory Agreement for each of the Portfolios and that each Trustee considered and weighted the factors differently.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Saratoga Advantage Trust

By (Signature and Title)*	/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	11/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, President, Treasurer and Chief Financial Officer

Date	11/5/26

By (Signature and Title)*	/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	11/5/26

*	Print the name and title of each signing officer under his or her signature.